                                     MARKED TO INDICATE CHANGES FROM PEA #48

      As filed with the Securities and Exchange Commission on August 8, 1997
--------------------------------------------------------------------------------
                                Investment Company Act of 1940 File No. 811-5683
                                                Securities Act File No. 33-25355



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                --------------

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             / /

                       POST-EFFECTIVE AMENDMENT NO. 49          /X/
                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940          / /

                               AMENDMENT NO. 51                 /X/
                                --------------
                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)
              (Exact Name of Registrant as Specified in Charter)

                  One International Place, Boston, MA  02110
                    (Address of Principal Executive Office)
                Registrant's Telephone Number 1 (617) 330-8900

                     Karl O. Hartmann, Assistant Secretary
                    c/o Chase Global Funds Services Company
                               73 Tremont Street
                          Boston, Massachusetts 02108
                    (Name and Address of Agent for Service)
                                --------------
                                   Copy to:
                            Audrey C. Talley, Esq.
                     Stradley, Ronon, Stevens & Young LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098
                                --------------


                 It is proposed that this filing become effective:
                       (check appropriate box)
                 [_]   immediately upon filing pursuant to Paragraph (b)
                 [_]   on (date) pursuant to Paragraph (b)
                 [_]   60 days after filing pursuant to Paragraph (a)
                 [X]   75 days after filing pursuant to Paragraph (a)
                 [_]   on (date) pursuant to Paragraph (a) of Rule 485

     Registrant has previously elected to and hereby continues its election to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1996 on December 27, 1996.

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)
                             CROSS REFERENCE SHEET
                                   FILE NOS.
                               33-25355/811-5683


PART A OF FORM N-1A                                            LOCATION IN PROSPECTUS
-------------------                                            ----------------------
Item 1.      Cover Page....................................... Cover Page

Item 2.      Synopsis......................................... Fund Expenses; Prospectus Summary

Item 3.      Condensed Financial Information.................. Financial Highlights

Item 4.      General Description of Registrant................ Prospectus Summary; Investment
                                                               Objectives; Investment Policies; Other
                                                               Investment Policies; Investment Limitations

Item 5.      Management of the Fund........................... Investment Adviser; Administrative
                                                               Services; Distributor; Portfolio Transactions

Item 5A.     Management's Discussion
             of Fund Performance.............................. Included in the Registrant's Annual Report
                                                               to Shareholders dated October 31, 1996

Item 6.      Capital Stock and Other Securities............... Purchase of Shares; Redemption of Shares;
                                                               Valuation of Shares; Dividends, Capital
                                                               Gains Distributions and Taxes; General
                                                               Information
Item 7.      Purchase of Securities
             Being Offered.................................... Cover Page; Purchase of Service
                                                               and Distribution Plans

Item 8.      Redemption or Repurchase......................... Redemption of Shares

Item 9.      Pending Legal Proceedings........................ Not Applicable

                                                               LOCATION IN STATEMENT
PART B OF FORM N-1A                                            OF ADDITIONAL INFORMATION
-------------------                                            -------------------------
Item 10.     Cover Page....................................... Cover Page

Item 11.     Table of Contents................................ Cover Page

Item 12.     General Information and History.................. General Information

Item 13.     Investment Objective and Policies................ Investment Objective and Policies;
                                                               Investment Limitations

Item 14.     Management of the Fund........................... Management of the Fund; Investment
                                                               Adviser
Item 15.     Control Persons and Principal
             Holders of Securities............................ Management of the Fund

Item 16.     Investment Advisory and
             Other Services................................... Investment Adviser

Item 17.     Brokerage Allocation and
             Other Practices.................................. Portfolio Transactions

Item 18.     Capital Stock and Other
             Securities....................................... General Information

Item 19.     Purchase, Redemption and Pricing
             of Securities Being Offered...................... Purchase and Redemption of Shares; Service
                                                               and Distribution Plans

Item 20.     Tax Status....................................... General Information

Item 21.     Underwriters..................................... Not Applicable

Item 22.     Calculation of Performance Data.................. Performance Calculations

Item 23.     Financial Statements............................. Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)

                      POST-EFFECTIVE AMENDMENT NO. 49

                                     PART A



The following Prospectuses are included in this Post-Effective Amendment No. 49:

        .    Sirach Bond Portfolio Institutional Class Shares
        .    Sirach Bond Portfolio Institutional Service Class Shares

The following Prospectuses are incorporated herein by reference to Post-Effective Amendment No. 47 filed on June 4, 1997:

        .    NWQ Portfolios Institutional Class Shares
        .    NWQ Portfolios Institutional Service Class Shares

The following Prospectus is also incorporated herein by reference to Post-Effective Amendment No. 45 filed on February 5, 1997:

        .    TS&W Portfolios Institutional Class Shares

The following Prospectus is also incorporated herein by reference to Post-Effective Amendment No. 44 filed on January 24, 1997:

        .    McKee Portfolios Institutional Class Shares

The following Prospectuses are also incorporated herein by reference to Post-Effective Amendment No. 43 filed on January 3, 1997:

        .    Acadian Portfolios Institutional Class Shares
        .    C&B Portfolios Institutional Class Shares
        .    DSI Portfolios Institutional Class Shares
        .    DSI Disciplined Value Portfolio Institutional Service Class Shares
        .    FMA Small Company Portfolio Institutional Class Shares
        .    FMA Small Company Portfolio Institutional Service Class Shares
        .    ICM Fixed Income Portfolio Institutional Class Shares
        .    ICM Equity and ICM Small Company Portfolios Institutional Class
             Shares
        .    Rice, Hall, James Portfolios Institutional Class Shares
        .    SAMI Preferred Stock Income Portfolio Institutional Class Shares
        .    Sirach Portfolios Institutional Class Shares
        .    Sirach Portfolios Institutional Service Class Shares
        .    Sterling Partners' Portfolios Institutional Class Shares
        .    Sterling Partners' Portfolios Institutional Service Class Shares

  [LOGO OF UAM FUNDS APPEARS HERE]

  Sirach Bond Portfolio

  Institutional
  Class Shares





                         , 1997
             P R O S P E C T U S

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Expenses..............................................................   1
Prospectus Summary.........................................................   3
Risk Factors...............................................................   4
Investment Objective.......................................................   4
Investment Policies........................................................   4
Other Investment Policies..................................................   5
Investment Limitations.....................................................  10
Purchase of Shares.........................................................  11
Redemption of Shares.......................................................  14
Shareholder Services.......................................................  16
Valuation of Shares........................................................  16
Performance Calculations...................................................  17
Dividends, Capital Gains Distributions and Taxes...........................  18
Investment Adviser.........................................................  19
Adviser's Historical Performance...........................................  20
Administrative Services....................................................  22
Distributor................................................................  22
Portfolio Transactions.....................................................  23
General Information........................................................  23
UAM Funds -- Institutional Class Shares....................................  26

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       [LOGO OF UAM FUNDS APPEARS HERE]

                           UAM FUNDS SERVICE CENTER
                    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
                                 P.O. BOX 2798
                       BOSTON, MASSACHUSETTS 02208-2798
                                1-800-638-7983

-------------------------------------------------------------------------------

                             SIRACH BOND PORTFOLIO

                          INSTITUTIONAL CLASS SHARES
              INVESTMENT ADVISER: SIRACH CAPITAL MANAGEMENT, INC.

-------------------------------------------------------------------------------

                          PROSPECTUS --       , 1997

  UAM Funds, Inc. (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series (known as "Portfolios"), each of which has different investment objectives and policies. The Sirach Bond Portfolio currently offers two separate classes of shares: In-stitutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Service Class Shares bear fees payable by the class to financial institutions for services they provide to the owners of such shares. The securities offered in this Pro-spectus are Institutional Class Shares of one diversified, no-load Portfolio of the Fund managed by Sirach Capital Management, Inc.

  SIRACH BOND PORTFOLIO. The objective of the Sirach Bond Portfolio (the "Portfolio") is to achieve above-average total return consistent with reason-able risk to principal by investing primarily in dollar-denominated, invest-ment grade fixed income securities.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A Statement of Additional Information ("SAI") containing additional information about the Fund has been filed with the Secu-
rities and Exchange Commission. The SAI is dated       , 1997 and has been in-
corporated by reference into this Prospectus. For a free copy of the SAI con-tact the UAM Funds Service Center at the address or telephone number above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Institutional Class Shares will incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

                                                                       BOND
                                                                     PORTFOLIO
                                                                   INSTITUTIONAL
                                                                   CLASS SHARES
                                                                   -------------
Sales Load Imposed on Purchases...................................     NONE
Sales Load Imposed on Reinvested Dividends........................     NONE
Deferred Sales Load...............................................     NONE
Redemption Fees...................................................     NONE
Exchange Fees.....................................................     NONE

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                       BOND
                                                                     PORTFOLIO
                                                                   INSTITUTIONAL
                                                                   CLASS SHARES
                                                                   -------------
Investment Advisory Fees..........................................      0.35 %
Administrative Fees...............................................      0.13 %
12b-1 Fees........................................................      NONE
Other Expenses....................................................      0.16 %
Advisory Fees Waived..............................................     (0.14)%
                                                                       -----
Total Operating Expenses (After Fee Waiver).......................      0.50 %+
                                                                       =====

-----------
+ The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio, if necessary, in order to reduce its expense ratio. As of the date of this Prospectus, the Adviser has agreed to keep the Bond Portfolio Institutional Class Shares from exceeding 0.50% of average daily net assets. The Fund will not reim-burse the Adviser for any advisory fees that are waived or Portfolio ex-penses that the Adviser may bear on behalf of a Portfolio for a given fiscal year.

  The above table shows various fees and expenses an investor would bear di-rectly or indirectly. The expenses and fees set forth above are based on esti-mates. For purposes of calculating the expenses and fees set forth above, the table assumes that the Bond Portfolio's average daily assets will be $100 mil-lion. The effect of expense offsets on Total Operating Expenses is excluded. It is estimated that without the Adviser's fee waiver, the Total Operating Ex-penses would be 0.64% of the Portfolio's average net assets.

  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
    Sirach Bond Portfolio Institutional Class Shares.............  $ 5     $16

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Sirach Capital Management, Inc. (the "Adviser"), an investment counseling
firm founded in 1970, serves as investment adviser to     of the Fund's Port-
folios, including the Bond Portfolio. The Adviser presently manages approxi-mately $7.5 billion in assets for institutional clients and high net worth in-dividuals. (See "INVESTMENT ADVISER.")

PURCHASE OF SHARES
  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500. The minimum for subsequent investments is $100. The minimum initial investment for IRA accounts is $500. Minimum ini-tial investment for spousal IRA accounts is $250. Certain exceptions to the initial or minimum investment amounts may be made by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. (See "REDEMPTION OF SHARES.")

ADMINISTRATIVE SERVICES
  UAM Fund Services Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM Asset Management Corporation, is responsible for performing and overseeing adminis-tration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of the Portfolio's shares will fluctuate in response to changes in market and economic conditions, as well as the financial conditions and pros-pects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turn-over may result in additional transaction costs and the realization of capital gains. (See "PORTFOLIO TURNOVER"); (2) In addition, the Portfolio may use var-ious investment practices that involve special considerations, including in-vesting in repurchase agreements, when-issued, forward delivery and delayed settlement securities and lending of securities. (See "OTHER INVESTMENT POLI-CIES.")

                             INVESTMENT OBJECTIVE

  The objective of the Portfolio is to provide above-average total return con-sistent with reasonable risk to principal by investing primarily in dollar-de-nominated, investment grade fixed income securities of varying maturities. In-come return is expected to be a predominant portion of the Portfolio's total return. Any capital return on the Portfolio is dependent upon interest rate movements. The capital return from the Portfolio will vary according to, among other factors, interest rate changes and the average maturity (duration) of the Portfolio.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing at least 75% of its total assets, under normal circumstances, in a diversified mix of dollar-denominated, investment grade fixed income securities of varying maturities including securities of the U.S. Government and its agencies, corporate bonds, mortgage-backed securities including CMOs, asset-backed securities, Yankee bonds and various short-term instruments. (See "OTHER INVESTMENT POLICIES.")

  It is the Adviser's intention that the Portfolio's investments will be lim-ited to those bonds having one of the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa ) or Standard and Poor's Corporation ("S&P") (AAA, AA, A or BBB). Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics and could be more sensitive to changes in the economy and the financial condition of issuers than higher rated bonds. However, the Adviser reserves the right to retain se-curities which are downgraded by one or both of the rating agencies if, in its judgment, retention is warranted. Mortgage-backed securities in which the Portfolio may invest will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest or are suitably structured to be considered by the Adviser to be of investment grade quality. The Portfolio's SAI contains a more detailed description of corporate bond ratings.

  Regardless of the rating category, the credit quality of bonds can change unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular security. It is the Portfolio's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Adviser's own independent and on-going review of credit quality.

  The Adviser attempts to be risk averse, believing that preserving principal in periods of rising interest rates should lead to above-average returns over the long run. The maturity structure of the Portfolio will be largely deter-mined by the Adviser's assessment of current economic conditions and trends, the Federal Reserve Board's management of monetary policy, fiscal policy, in-flation expectations, government and private credit demands and global condi-tions. Once these factors have been carefully analyzed, the average maturity/duration of the Portfolio will be adjusted to reflect the Adviser's outlook. Under normal market conditions, the weighted average maturity will range between eight and twelve years, and the weighted average duration will range between four and six years. Over a complete market cycle, the average maturity and duration will, on average, equal the general market.

  Additionally, the Adviser attempts to emphasize relative values within se-lected maturity ranges. Interest rate spreads between different quality rang-es, by types of issues and within coupon areas are monitored, and the Portfo-lio will be structured to take advantage of relative values within these areas. Marketability of individual issues and diversification within the Port-folio will be emphasized. The Portfolio will hold, under normal circumstances, no more than 10% of its assets in any single non-governmental issue.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers' acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or if unrated, determined by the Adviser to be of comparable quality.

  Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Portfolio. The Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies,
(ii) in the case of U.S. banks, it is a member of the Federal Deposit Insur-ance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality compara-ble with other debt securities which may be purchased by the Portfolio.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, it is expected that a Portfo-lio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPANIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, a Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is also required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller of the agreement may cause a Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may in-cur lower transaction costs and earn higher rates of interest on joint repur-chase agreements. The Portfolio's contribution would determine its return from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transac-tions. The Portfolio will not loan portfolio securities to the extent that greater than one-third of its assets at fair market value, would be committed to loans. By lending its investment securities, the Portfolio attempts to in-crease its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors.

  At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs af-fecting an investment on loan, the loan must be called and the securities vot-ed.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
  The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement," or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more be-fore delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it re-ceives delivery or payment from the other party to any of the above transac-tions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income ac-crues on securities purchased on a delayed deliv-ery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

  The Portfolio engages in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices -- not to in-crease its investment leverage.

PORTFOLIO TURNOVER
  It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 200%. In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the ex-tent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purpos-es. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for more informa-tion on taxation.) The Portfolio will not normally engage in short-term trad-ing, but reserves the right to do so.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has been granted permission by the SEC to allow each of its Portfo-lios to invest the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio for cash management purposes provided that the investment is consistent with the investing Portfolio's investment poli-cies and restrictions. Based upon a Portfolio's assets invested in the DSI Money Market Portfolio, an investing Portfolio's adviser will waive its in-vestment advisory fee and any other fees earned as a result of a Portfolio's investment in the DSI Money Market Portfolio. An investing Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other shareholders.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Directors, the Adviser determines the li-quidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these re-stricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securi-ties. The prices realized from the sales of these securities could be more or less than those originally paid by the Portfolio or less than what may be con-sidered the fair value of such securities.

MORTGAGE-BACKED SECURITIES
  Mortgage-backed securities are collateralized by pools of mortgages assem-bled for subsequent sale to investors by various governmental agencies and sponsored organizations as well as by private issuers. The underlying assets collateralizing the mortgage-backed securities may include single-family, mul-tifamily and commercial properties. The two fundamental forms of mortgage-backed securities are pass-throughs and collateralized mortgage obligations ("CMOs"). Pass-throughs produce monthly payments of principal and interest from the underlying mortgages. CMOs divide the cash flows generated from the underlying mortgages or mortgage pass-through securities into different seg-ments known as "tranches" which are then retired sequentially over time in or-der of priority. The market value and yield of mortgage-backed securities will fluctuate due to market interest rate change and early prepayments of the un-derlying mortgages. As prepayment rates on mortgages vary widely, it is diffi-cult to accurately predict the average maturity of a particular pool of mort-gages or tranches of CMOs. Although mortgage-backed securities may offer higher yields than those available from other types of securities, they may be less effective than other types of securities as a means of "locking in" an attractive rate for an extended period because of the prepayment feature. Pre-payment risk has two important effects. First, like bonds in general, mort-gage-backed securities will generally decline in price when interest rates rise. Second, when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, the Portfolio's rate of dividend income may be reduced. Mortgage-backed securities in which the Portfolio may invest will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest or are suit-ably structured to be considered by the Adviser to be of investment grade quality.

ASSET-BACKED SECURITIES
  Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, or other types of receivables or assets, the payments from which are passed through to the security holder. Credit support for asset-backed securities may be based on the underlying as-sets and/or provided through credit enhancements by a third party. Credit en-hancement techniques include letters of credit, insurance bonds, limited guar-antees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The value of these securities may be significantly affected by changes in interest rates, the market's perceptions of the issuers and the creditworthiness of the parties involved.

YANKEE BONDS
  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. Non U.S.- based issuers are not subject to the same accounting, auditing and financial reporting standards as are domestic issuers. There may be less publicly-avail-able information about non-U.S.-based issuers which may make it difficult to make investment decisions. Political factors may have an impact in the form of confiscatory taxation, expropriation or political instability in international markets. Some foreign governments also levy withholding taxes against dividend and interest income. Although in some countries a portion of the taxes is re-coverable, the non-recovered portion of foreign withholding taxes will reduce the income the Portfolio receives from the companies comprising its invest-ments.

                            INVESTMENT LIMITATIONS

  The Portfolio will not:

  (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and in-terest by the U.S. government or any of its agencies or instrumentali-
      ties);
  (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;
  (c) invest more than 5% of its assets at the time of purchase in the secu-rities of companies that have (with predecessors) a continuous operat-ing history of less than 3 years;
  (d) invest more than 25% of its assets in companies within a single indus-try; however, there are no limitations on investments made in instru-ments issued or guaranteed by the U.S. Government and its agencies when the portfolio adopts a temporary defensive position;
  (e) make loans except (i) by purchasing bonds, debentures or similar obli-gations which are publicly distributed, (including repurchase agree-ments provided, however, that repurchase agreements maturing in more than seven days, together with securities which are not readily mar-ketable, will not exceed 15% of the Portfolio's net assets), and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsis-tent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;
  (f) (i) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or

  (g) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The Portfolio's investment objective and investment limitations (a), (b),
(d), (e) and (f)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The other investment limitations described here and those not specified as fundamental in the SAI as well as the Portfolio's investment policies are not fundamental and the Fund's Board of Directors may change them without shareholder approval.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Fund and payment is received by the Custodian. (See "VALUATION OF SHARES.") The minimum initial investment required is $2,500. The minimum initial investment for 401(k) plans is $500. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions may be made by the officers of the Fund.

  Shares of the Portfolio may be purchased by customers of brokers-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were pur-chased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a share-holder dealing directly with the Fund. A salesperson and any other person en-titled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents may enter confirmed purchase orders on behalf of their cus-tomers. If shares of a Portfolio are purchased in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange ("NYSE"), and transmit it to the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, prior to the close of its business day to receive that day's share price. Proper payment for the order must be received by the Sub-Transfer Agent no later than the time when the Portfolio is priced on the following business day. Service Agents are responsible to their custom-ers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS

  BY MAIL
  . Complete and sign an Application and mail it together with a check made payable to UAM Funds, to:
                                UAM Funds, Inc.
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to an ac-count at the next share price calculated for the Portfolio after receipt. (See "OTHER PURCHASE INFORMATION.") Payment does not need to be converted into Fed-eral Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve
Bank) before the Fund will accept it for investment.

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, Portfolio selected, amount being wired and the name of the bank wiring the funds. An account number will then be provided to you. Next,
  . instruct your bank to wire the specified amount to the Fund's Custodian:
                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name _____________
                          Your Account Number _____________
                           Your Account Name ______________
                          Wire Control Number _____________
  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. The minimum additional in-vestment is $100. Shares can be purchased at net asset value by mailing a check made payable to "UAM Funds" to the above address or by wiring money to the Custodian Bank using the instructions outlined above. When making additional investments, be sure that the account number, account name and the Portfolio to be purchased is identified on the check or wire.

  Prior to wiring additional investments, please notify the UAM Funds Service Center by calling the number on the cover of this Prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

OTHER PURCHASE INFORMATION
  Investments received by 4 p.m. Eastern Time (ET) (the close of the NYSE) will be invested at the share price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Purchases of the Portfo-lio's shares will be made in full and fractional shares of the Portfolio cal-culated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of the Portfolio may be purchased in ex-change for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by the Port-folio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for invest-ment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of the Portfolio unless:
    . at the time of exchange, such securities are eligible to be in-cluded in the Portfolio (current market quotations must be readily available for such securities);
    . the investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restric-tions upon their sale by the Portfolio under the Securities Act of 1933, or otherwise; and

    . the value of any such securities (except U.S. Government securi-ties) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:
    . share certificates, if issued;
    . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are regis-tered;
    . any required signature guarantees (see "SIGNATURE GUARANTEES"); and . any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pen-sion and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:
    . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Application; and
    . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:
    . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and
    . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent does not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:
    . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);
    . redemptions where the proceeds are to be sent to someplace other than the registered address; or
    . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  Normally, the Fund will make payment for all shares redeemed under proper procedures within one business day of and no more than seven days after the receipt of the request, or earlier if required under applicable law. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Board of Directors determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemp-tions.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Institutional Class Shares of the Portfolio may be exchanged for Institu-tional Class Shares of any other UAM Funds Portfolio. (See the list of Portfo-lios of the UAM Funds at the end of this Prospectus.) Exchange requests should be made by calling the Fund or by writing to the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m. ET will be processed as of the close of business on the same day. Re-quests received after 4 p.m. ET will be processed on the next business day. The Board of Directors may limit the frequency and amount of exchanges permit-ted. For additional information regarding responsibility for the authenticity of telephoned instructions, see "REDEMPTION OF SHARES -- BY TELEPHONE."

  An exchange into another UAM Funds Portfolio is a sale of shares and may re-sult in a gain or loss for income tax purposes. The Fund may modify or termi-nate the exchange privilege at any time.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any liabilities attrib-utable to the class, by the number of shares outstanding attributable to the class. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Directors determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Directors.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance is calculated separately for Institutional Class and Service Class Shares. Dividends paid by the Portfolio with respect to Institutional Class and Service Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incre-mental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  Since this is a new Portfolio, we can offer no information about past port-folio investment performance. When this information becomes available, you will find it, together with comparisons to appropriate indices, in the Portfo-lio's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund by writing to the address or calling the phone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, for federal in-come tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month will be treated as if they had been paid by the Fund and received by the shareholders on December 31 of the same calendar year, pro-vided that the dividends are paid before February of the following year.

  The Fund is required by Federal law to withhold 31% of reportable payments paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are exempt from backup withholding. This certification must be made on the Application or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Sirach Capital Management, Inc., is a Washington corporation whose predeces-sor was formed in 1970 and is located at 3323 One Union Square, Seattle, Wash-ington 98101. The Adviser is a wholly-owned subsidiary of UAM and provides in-vestment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and in-dividuals. As of the date of this Prospectus, the Adviser had approximately $7.5 billion in assets under management. For further information on Sirach Capital Management, Inc.'s investment services, please call (206) 624-3800.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:
  BOND PORTFOLIO -- Stephen J. Romano, Craig F. Hintze, John F. Dagres and Larry J. Katz.

  STEPHEN J. ROMANO, CFA, CIC -- Principal. Mr. Romano joined the Adviser in 1991. Prior to that, he was a Senior Investment Officer at Seattle-First Na-tional Bank where he managed equity and fixed income portfolios for private banking clients. Mr. Romano has managed fixed income funds for the Adviser since 1991.

  CRAIG F. HINTZE, CFA -- Principal. Mr. Hintze joined the Adviser in 1996 when Olympic Capital Management merged with Sirach Capital Management. Prior to the merger, he was a Principal at Olympic Capital Management where he man-aged fixed income portfolios for institutional clients.

  JOHN F. DAGRES -- Principal. Mr. Dagres joined the Adviser in 1996 when Olympic Capital Management merged with Sirach Capital Management. Prior to the merger, he was a Principal at Olympic Capital Management where he managed fixed income portfolios for institutional clients.

  LARRY J. KATZ, CFA -- Mr. Katz joined the Adviser in 1996. Prior to that he was a Senior Analyst at Frank Russell Co. and an independent consultant.

  Under an Investment Advisory Agreement dated       , the Adviser manages the
investment and reinvestment of the assets of the Portfolio. The Adviser must adhere to the stated investment objective and policies of the Portfolio, and is subject to the control and supervision of the Fund's Board of Directors.

  As compensation for its services as an Adviser, the Portfolio pays the Ad-viser an annual fee, in monthly installments, calculated by applying the fol-lowing annual percentage rates to the Portfolio's average daily net assets for the month:

                                                                          RATE
                                                                          ----
   Sirach Bond Portfolio................................................. 0.35%

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio to reduce its ex-pense ratio. As of the date of this Prospectus, the Adviser has agreed to keep the Bond Portfolio Institutional Class Shares from exceeding 0.50% of average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of the Portfolio for a given fiscal year.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affili-ates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services per-formed with respect to the Fund, a Portfolio or any Class of Shares of a Port-folio. Payments made for any of these purposes may be made from its revenues, its profits or any other source available to it. When such service arrange-ments are in effect, they are made generally available to all qualified serv-ice providers.

  The Distributor, the Adviser, and certain of their affiliates also partici-pate, at the date of this Prospectus, in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan marketing and shareholder services of its Consulting Group and receives .15 of 1% of the daily net asset value of Institutional Class Shares held by Smith Barney's el-igible customer accounts in addition to amounts payable to all selling deal-ers. The Fund also compensates Smith Barney for services it provides to cer-tain defined contribution plan shareholders that are not otherwise provided by UAMFSI.

                       ADVISER'S HISTORICAL PERFORMANCE

  Set forth below are certain performance data provided by the Adviser relat-ing to the composite of separately managed fixed income accounts of clients of the Adviser. These accounts have the same investment objective as the Portfo-lio, and were managed using substantially similar, though not in all cases identical, investment strategies and techniques as those contemplated for use by the Adviser in managing the Portfolio. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Port-folio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and Internal Revenue Code; such conditions, if appli-cable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return to be ex-perienced by the Portfolio or the return an investor might achieve by invest-ing in the Portfolio.

       SIRACH CAPITAL MANAGEMENT, INC. -- FIXED INCOME COMPOSITE RETURNS
                    FOR INDIVIDUAL YEARS ENDED DECEMBER 31
                  (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

                                      SIRACH CAPITAL  LEHMAN BROTHERS AGGREGATE
CALENDAR YEARS                       MANAGEMENT, INC.        BOND INDEX
--------------                       ---------------- -------------------------
1980................................        6.28 %               2.70 %
1981................................       13.33 %               6.25 %
1982................................       33.38 %              32.62 %
1983................................        6.68 %               8.35 %
1984................................       14.73 %              15.15 %
1985................................       21.27 %              22.10 %
1986................................       14.44 %              15.26 %
1987................................        3.25 %               2.76 %
1988................................        9.86 %               7.89 %
1989................................       14.00 %              14.53 %
1990................................        7.67 %               8.96 %
1991................................       18.59 %              16.00 %
1992................................        8.19 %               7.40 %
1993................................       11.70 %               9.75 %
1994................................       (2.10)%              (2.92)%
1995................................       18.77 %              18.47 %
1996................................        4.87 %               3.63 %
6 Months ended 6/30/97..............        3.47 %               3.09 %
Annualized..........................       11.64 %              10.68 %
Cumulative..........................      586.98 %             490.76 %
17-Year Mean (1/1/80-12/31/96)......       12.05 %              11.11 %
Value of $1 invested during
  (1/1/80-6/30/97)..................       $6.87                $5.91

-----------
Notes:
1. The annualized return is calculated from monthly data, allowing for com-pounding. The formula used is in accordance with the acceptable methods set forth by the Association for Investment Management Research, the Bank Ad-ministration Institute, and the Investment Counsel Association of America. Market Value of the account was the sum of the account's total assets, in-cluding cash, cash equivalents, short-term investments, and securities val-ued at current market prices.
2. The cumulative return means that $1 invested in the account on 1/1/80 had grown to $6.87 by June 30, 1997.
3. The 17-year mean is the arithmetic average of the annual returns for the calendar years listed.

4. The Lehman Brothers Aggregate Bond Index is an unmanaged index which as-sumes reinvestment of dividends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above.
5. The Adviser's average annual management fee over the period shown (1/1/80-6/30/97) was 0.25% or 25 basis points. During the period, fees on the Ad-viser's individual accounts ranged from 0.20% to 0.30% (20 basis points to 30 basis points). Net returns to investors vary depending on the management fee.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  Each Portfolio pays UAMFSI a two part monthly fee: a Portfolio-specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The Portfolio-specific fee is calculated from the aggregate net assets of the Portfolio at the following annual rate:

                                                                          RATE
                                                                          ----
   Sirach Bond Portfolio................................................. 0.04%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined Fund assets;
  0.11 of 1% of the next $800 million of combined Fund assets;
  0.07 of 1% of combined Fund assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined Fund assets in excess of $3 billion.

  Fees are allocated among the Portfolios on the basis of their relative as-sets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Institutional Class Shares offered in this Prospectus. The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Directors. Those approving the Agreement must include a majority of Directors who are neither parties to the Agreement nor interested persons of any such party. The Agree-ment provides that the Fund will bear costs of registration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements for the Fund's Portfolios authorize the Adviser to select the brokers or dealers that will execute the purchases and sales of in-vestment securities for each Portfolio. The Agreements direct the Adviser to use its best efforts to obtain the best available price and most favorable ex-ecution for all transactions of the Portfolios. If consistent with the inter-ests of the Portfolios, the Adviser may select brokers on the basis of re-search, statistical and pricing services these brokers provide to the Portfo-lios in addition to required Adviser services. Such brokers may be paid a higher commission than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Directors.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Maryland corporation on October 11, 1988 under the name "ICM Fund, Inc." On January 18, 1989, the name of the Fund was changed to "The Regis Fund, Inc." On October 31, 1995, the name of the Fund was changed to "UAM Funds, Inc."

  The Fund's Articles of Incorporation, as amended, permit the Directors to issue three billion shares of common stock, with an $.001 par value. The Di-rectors have the power to designate one or more series or classes of shares of common stock and to classify or reclassify any unissued shares without further action by shareholders. At its discretion, the Board of Directors may create additional Portfolios and classes of shares.

  The shares of each Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features and no pre-emptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Directors can elect 100% of the Directors. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

  The persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of the Portfolio.

  Both Institutional Class and Institutional Service Class Shares represent an interest in the same assets of a Portfolio. Service Class Shares bear certain expenses related to shareholder servicing, and may bear expenses related to distribution. Service Class shares have exclusive voting rights for matters relating to such distribution expenditures. Information about the Service Class Shares of the Portfolio is available upon request by contacting the UAM Funds Service Center.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Directors will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP are the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by Price Waterhouse LLP.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Cen-ter.

LITIGATION
  The Fund is not involved in any litigation.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    UAM FUNDS -- INSTITUTIONAL CLASS SHARES
Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
BHM&S Total Return Bond Portfolio
Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio
DSI Money Market Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio
Hanson Equity Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio
IRC Enhanced Index Portfolio
Jacobs International Octagon Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
MJI International Equity Portfolio
Newbold's Equity Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Value Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Short-Term Reserves Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
SAMI Preferred Stock Income Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

                                 APPLICATION
                          INSTITUTIONAL CLASS SHARES
UAM FUNDS

REGULAR MAIL: UAM Funds               EXPRESS MAIL: UAM Funds
              P.O. Box 2798           73 Tremont Street, 9th Floor
              Boston, MA 02208-2798   Boston, MA 02108-3913

                                  FOR HELP WITH THIS APPLICATION, OR FOR MORE
                                 INFORMATION, CALL US TOLL FREE: 1-800-638-7983.

                  Distributed by UAM Fund Distributors, Inc.

         BEFORE YOU COMPLETE THE APPLICATION, PLEASE BE SURE TO READ
                     THE INSTRUCTIONS ON THE REVERSE SIDE.
         -----------------------------------------------------------

--------------------------------------------------------------------------------
 1   YOUR ACCOUNT REGISTRATION (Check one box.)
--------------------------------------------------------------------------------
 [_] Individual or Joint Account

     ---------------------------------------------------
     Owner's Name: First, Initial, Last

                            -    -
                   ------------------------------------
                   Owner's Social Security Number

     ---------------------------------------------------
     Joint Owner's Name: First, Initial, Last

                            -    -
                   ------------------------------------
                   Joint Owner's Social Security Number

     Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.

 [_] Trust      [_] Exempt      [_] Non-Exempt      [_] Qualified Plan

     -----------------------------------------------------
     Trustee(s)' Name

     -----------------------------------------------------
     Name of Trust Agreement

     -----------------------------------------------------
     Beneficiary's Name

       -
     ----------------------         -----------------------
     Taxpayer's ID                  Date of Trust Agreement

 [_] Corporation, Partnership or Other Entity

     Type: [_]    [_] Corp.   [_] Partnership    [_] Other

     ------------------------------------------------------
     Name of Corp. or Other Entity

     -
     ---------------------     [_] Exempt   [_] Non-Exempt
     Taxpayer ID Number

     A Corporate Resolution Form is required.

--------------------------------------------------------------------------------
 2   ADDRESS
--------------------------------------------------------------------------------

     -----------------------------------------------------
     Street or P.O. Box Number

     -----------------------------------------------------
     City                  State               Zip Code

     (   )                           (   )
     -------------------------       ---------------------
     Daytime Phone                   Evening Phone

     Citizenship: [_] U.S.   [_] Resident-    [_] Non-       ---------------
                                 Alien            Resident   Specify Country
                                                  Alien
--------------------------------------------------------------------------------
 3   INVESTMENT
--------------------------------------------------------------------------------

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE PROSPECTUS.

________________________________________________              $_______________
________________________________________________              $_______________
                                           TOTAL              $_______________

--------------------------------------------------------------------------------
 4   METHOD OF PAYMENT
--------------------------------------------------------------------------------

 A. [_] Check (payable to UAM Funds) An Account No. will be assigned.

 B. [_] This application confirms my prior wire purchase on (date): ___________ I was assigned the following wire reference control number:___________________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5  DISTRIBUTIONS
--------------------------------------------------------------------------------

  Unless otherwise instructed, all distributions will be reinvested in additional shares.

  All dividends are to be                   [_] reinvested   [_] paid in cash
  All capital gains are to be               [_] reinvested   [_] paid in cash

--------------------------------------------------------------------------------
 6   TELEPHONE REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:

[_] Telephone Exchange                  [_] Telephone Redemption

  [_] a. Mail proceeds to name and address in which account is registered.

  [_] b. Wire redemption proceeds to bank indicated below.

               A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

-------------------------------------------------------------------------------
Bank Name

-------------------------------------------------------------------------------
Bank Address
                   (      )
------------------ ------------------------------------------------------------
Account Number     Bank Phone

-------------------------------------------------------------------------------
Name(s) in which Account is Registered

-------------------------------------------------------------------------------
Bank Transit Routing Number (ABA #)

-------------------------------------------------------------------------------
 7   OPTIONAL INFORMATION
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Owner's Occupation                              Owner's Date of Birth

-------------------------------------------------------------------------------
Employer's Name

-------------------------------------------------------------------------------
Employer's Address

-------------------------------------------------------------------------------
Joint Owner's Occupation                      Joint Owner's Date of Birth
-------------------------------------------------------------------------------

Joint Owner's Employer's Name
-------------------------------------------------------------------------------

Joint Owner's Employer's Address

--------------------------------------------------------------------------------
 8   SIGNATURE(S)
--------------------------------------------------------------------------------

 .  I/We have full authority and legal capacity to purchase Fund shares.
 . I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.
 ------------------------------------------------------------------------------
 UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT --
  A. THE NUMBER SHOWN ON THIS FORM IS A CORRECT TAXPAYER ID NUMBER OR SOCIAL SECURITY NUMBER.
  B. I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (I) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (II) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM "B" IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.)
 ------------------------------------------------------------------------------

 THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

---------------------------------------------------     -----------------
Signature (Owner, Trustee, etc.)                        Date

---------------------------------------------------     -----------------
Signature (Joint Owner, Co-trustee, etc.)               Date

--------------------------------------------------------------------------------
 9   INTERESTED PARTY/BROKER-DEALER
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Name

-------------------------------------------------------------------------------
Address                 City                State                 Zip Code

--------------------------------------------------------------------------------

                                                       UAM Funds Service Center

                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the 1 following:


 . individual      Supply the Social Security Number of the registered account
 . joint tenants   owner who is to be taxed.

 . a trust         Supply the Taxpayer Identification Number of the legal entity
 . a corporation, or organization that will report income and/or capital gains. partnership, organization, fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

REDEMPTION AUTHORIZATIONS. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


 2 YOUR MAILING ADDRESS. Please be sure to provide us with the address at which you wish to receive your mail.

 3 YOUR INVESTMENT. Please be sure to indicate the total amount invested. For more than two investments, please attach a separate sheet or an additional application.

 4 ESTABLISHING YOUR ACCOUNT.

   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.


 5 RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.

 6 TELEPHONE REDEMPTION AND EXCHANGE. Telephone redemption proceeds mailed to a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.

 7 EMPLOYMENT INFORMATION. It is required by the National Association of Se-curities Dealers, Inc. to request this information.


 8 YOUR SIGNATURE(S). Please be sure to sign this application. If the account is registered in the name of:

   . an individual, the individual should sign

   . joint tenants, both should sign

   . a trust or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity)

   . a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

 9 INTERESTED PARTY/BROKER-DEALER. In addition to the account statement sent to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                --IMPORTANT--

   REGULAR MAIL:  UAM Funds
                  P.O. Box 2798
                  Boston, MA 02208-2798

   EXPRESS MAIL:  UAM Funds
                  73 Tremont Street, 9th Floor
                  Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.

  UAM Funds Service Center
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798
  1-800-638-7983

  Investment Adviser
  Sirach Capital Management, Inc.
  3323 One Union Square
  Seattle, WA 98101
  (206) 624-3800

  Distributor
  UAM Fund Distributors, Inc.
  211 Congress Street
  Boston, MA 02110




  PROSPECTUS

       , 1997

  [LOGO OF UAM FUNDS APPEARS HERE]

  Sirach Bond Portfolio

  Institutional Service
  Class Shares



  P R O S P E C T U S


                         , 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Expenses..............................................................   1

Prospectus Summary.........................................................   3

Risk Factors...............................................................   4

Investment Objective.......................................................   4

Investment Policies........................................................   4

Other Investment Policies..................................................   5

Investment Limitations.....................................................  10

Purchase of Shares.........................................................  11

Redemption of Shares.......................................................  14

Service and Distribution Plans.............................................  16

Shareholder Services.......................................................  18

Valuation of Shares........................................................  19

Performance Calculations...................................................  19

Dividends, Capital Gains Distributions and Taxes...........................  20

Investment Adviser.........................................................  21

Adviser's Historical Performance...........................................  23

Administrative Services....................................................  24

Distributor................................................................  25

Portfolio Transactions.....................................................  25

General Information........................................................  26

UAM Funds -- Service Class Shares..........................................  28

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       [LOGO OF UAM FUNDS APPEARS HERE]

                           UAM FUNDS SERVICE CENTER
                    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
                                 P.O. BOX 2798
                       BOSTON, MASSACHUSETTS 02208-2798
                                1-800-638-7983

-------------------------------------------------------------------------------

                             SIRACH BOND PORTFOLIO

                      INSTITUTIONAL SERVICE CLASS SHARES
              INVESTMENT ADVISER: SIRACH CAPITAL MANAGEMENT, INC.

-------------------------------------------------------------------------------

                          PROSPECTUS --        , 1997

  UAM Funds, Inc. (the "Fund") is an open-end, management investment company, known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Sirach Bond Portfolio currently offers two separate classes of shares: Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Shares of each class represent equal, pro rata in-terests in the Portfolio and accrue dividends in the same manner except that Service Class Shares bear fees payable by the class (at the rate of .25% per annum) to financial institutions for services they provide to the owners of such shares. (See "SERVICE AND DISTRIBUTION PLANS.") The securities offered in this Prospectus are shares of the Service Class of one diversified Portfolio of the Fund managed by Sirach Capital Management, Inc.

  SIRACH BOND PORTFOLIO. The objective of the Sirach Bond Portfolio (the "Portfolio") is to achieve above-average total return consistent with reason-able risk to principal by investing primarily in dollar-denominated, invest-ment grade fixed income securities.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A Statement of Additional Information ("SAI") containing additional information about the Fund has been filed with the Secu-
rities and Exchange Commission. The SAI is dated        , 1997 and has been
incorporated by reference into this Prospectus. For a free copy of the SAI contact the UAM Funds Service Center at the address or telephone number above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Service Class Shares will incur. However, transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

                                                                       BOND
                                                                     PORTFOLIO
                                                                   SERVICE CLASS
                                                                      SHARES
                                                                   -------------
Sales Load Imposed on Purchases...................................     NONE
Sales Load Imposed on Reinvested Dividends........................     NONE
Deferred Sales Load...............................................     NONE
Redemption Fees...................................................     NONE
Exchange Fees.....................................................     NONE

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                       BOND
                                                                     PORTFOLIO
                                                                   SERVICE CLASS
                                                                      SHARES
                                                                   -------------
Investment Advisory Fees..........................................      0.35 %
Administrative Fees...............................................      0.13 %
12b-1 Fees (Including Shareholder Servicing Fees)++...............      0.25 %
Other Expenses....................................................      0.16 %
Advisory Fees Waived..............................................     (0.14)%
                                                                       -----
Total Operating Expenses (After Fee Waiver).......................      0.75 %+
                                                                       =====

-----------
 + The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio, if necessary, in order to reduce its expense ratio. As of the date of this Prospectus, the Adviser has agreed to keep the Bond Portfolio Service Class Shares from ex-ceeding 0.75% of its average net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of the Bond Portfolio for a given fiscal year. (See "SERVICE AND DISTRIBUTION PLANS.")
++ The Service Class Shares may bear service fees of 0.25%. Long-term share-holders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (See "SERVICE AND DISTRIBUTIONS PLANS.")

  The table above shows various fees and expenses an investor would bear di-rectly or indirectly. The expenses and fees set forth above for the Bond Port-folio are based on estimates. For purposes of calculating the expenses and fees set forth above, the table assumes that the Bond Portfolio's average daily assets will be $100 million. The effect of expense offsets on Total Operating Ex-penses is excluded. It is estimated that without the Adviser's fee waiver, the Total Operating Expenses would be 0.89% of the Portfolio's average net assets.

  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the ta-ble above, the Portfolio charges no redemption fees of any kind.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
   Sirach Bond Portfolio Service Class Shares....................  $ 8     $24

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

NOTE TO EXPENSE TABLE
  The information set forth in the table and example above relates only to Service Class Shares of the Portfolio. Service Class Shares are subject to different total fees and expenses than Institutional Class Shares. Service Agents may charge other fees to their customers who are beneficial owners of Service Class Shares in connection with their customer accounts. (See "SERVICE AND DISTRIBUTION PLANS.")

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Sirach Capital Management, Inc. (the "Adviser"), an investment counseling
firm founded in 1970, serves as investment adviser to     of the Fund's Port-
folios, including the Bond Portfolio. The Adviser presently manages approxi-mately $7.5 billion in assets for institutional clients and high net worth in-dividuals. (See "INVESTMENT ADVISER.")

PURCHASE OF SHARES
  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500. The minimum for subsequent investments is $100. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions to the initial or minimum investment amounts may be made by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. In addition, the Portfolio will distribute to each class any unrealized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to re-ceive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. (See "REDEMPTION OF SHARES.")

ADMINISTRATIVE SERVICES
  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM Asset Management Corporation, is responsible for performing and overseeing adminis-tration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of the Portfolio's shares will fluctuate in response to changes in market and economic conditions, as well as the financial conditions and pros-pects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turn-over may result in additional transaction costs and the realization of capital gains. (See "PORTFOLIO TURNOVER"); (2) In addition, the Portfolio may use var-ious investment practices that involve special considerations, including in-vesting in repurchase agreements, when-issued, forward delivery and delayed settlement securities and lending of securities. (See "OTHER INVESTMENT POLI-CIES.")

                             INVESTMENT OBJECTIVE

  The objective of the Portfolio is to provide above-average total return con-sistent with reasonable risk to principal by investing primarily in dollar-de-nominated, investment grade fixed income securities of varying maturities. In-come return is expected to be a predominant portion of the Portfolio's total return. Any capital return on the Portfolio is dependent upon interest rate movements. The capital return from the Portfolio will vary according to, among other factors, interest rate changes and the average maturity (duration) of the Portfolio.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing at least 75% of its total assets, under normal circumstances, in a diversified mix of dollar-denominated, investment grade fixed income securities of varying maturities including securities of the U.S. Government and its agencies, corporate bonds, mortgage-backed securities, including CMOs, asset-backed securities, Yankee bonds and various short-term instruments. (See "OTHER INVESTMENT POLICIES.")

  It is the Adviser's intention that the Portfolio's investments will be lim-ited to those bonds having one of the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa ) or Standard and Poor's Corporation ("S&P") (AAA, AA, A or BBB). Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics and could be more sensitive to changes in the economy and the financial condition of issuers than higher rated bonds. However, the Adviser reserves the right to retain se-curities which are downgraded by one or both of the rating agencies if, in its judgment, retention is warranted. Mortgage-backed securities in which the Portfolio may invest will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest or are suitably structured to be con-sidered by the Adviser to be of investment grade quality. The Portfolio's SAI contains a more detailed description of corporate bond ratings.

  Regardless of the rating category, the credit quality of bonds can change unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular security. It is the Portfolio's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Adviser's own independent and on-going review of credit quality.

  The Adviser attempts to be risk averse, believing that preserving principal in periods of rising interest rates should lead to above-average returns over the long run. The maturity structure of the Portfolio will be largely deter-mined by the Adviser's assessment of current economic conditions and trends, the Federal Reserve Board's management of monetary policy, fiscal policy, in-flation expectations, government and private credit demands and global condi-tions. Once these factors have been carefully analyzed, the average maturity/duration of the Portfolio will be adjusted to reflect the Adviser's outlook. Under normal market conditions, the weighted average maturity will range between eight and twelve years, and the weighted average duration will range between four and six years. Over a complete market cycle, the average maturity and duration will, on average, equal the general market.

  Additionally, the Adviser attempts to emphasize relative values within se-lected maturity ranges. Interest rate spreads between different quality rang-es, by types of issues and within coupon areas are monitored, and the Portfo-lio will be structured to take advantage of relative values within these areas. Marketability of individual issues and diversification within the Port-folio will be emphasized. The Portfolio will hold, under normal circumstances, no more than 10% of its assets in any single non-governmental issue.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers' acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or if unrated, determined by the Adviser to be of comparable quality.

  Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calen-dar days will not exceed 15% of the total assets of the Portfolio. The Portfo-lio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other cur-rencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment qual-ity comparable with other debt securities which may be purchased by the Port-folio.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, it is expected that a Portfo-lio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPA-NIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, a Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is also required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller of the agreement may cause a Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. The Portfolio's contribution would determine its return from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transac-tions. The Portfolio will not loan portfolio securities to the extent that greater than one-third of its assets at fair market value, would be committed to loans. By lending its investment securities, the Portfolio attempts to in-crease its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors.

  At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs af-fecting an investment on loan, the loan must be called and the securities vot-ed.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
  The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement," or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more be-fore delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it re-ceives delivery or payment from the other party to any of the above transac-tions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed de-livery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

  The Portfolio engages in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices -- not to in-crease its investment leverage.

PORTFOLIO TURNOVER
  It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 200%. In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the ex-tent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purpos-es. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for more informa-tion on taxation.) The Portfolio will not normally engage in short-term trad-ing, but reserves the right to do so.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has been granted permission by the SEC to allow each of its Portfo-lios to invest the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio for cash management purposes provided that the investment is consistent with the investing Portfolio's investment poli-cies and restrictions. Based upon a Portfolio's assets invested in the DSI Money Market Portfolio, an investing Portfolio's adviser will waive its in-vestment advisory fee and any other fees earned as a result of a Portfolio's investment in the DSI Money Market Portfolio. An investing Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other shareholders.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Directors, the Adviser determines the li-quidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these re-stricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securi-ties. The prices realized from the sales of these securities could be more or less than those originally paid by the Portfolio or less than what may be con-sidered the fair value of such securities.

MORTGAGE-BACKED SECURITIES
  Mortgage-backed securities are collateralized by pools of mortgages assem-bled for subsequent sale to investors by various governmental agencies and sponsored organizations as well as by private issuers. The underlying assets collateralizing the mortgage-backed securities may include single-family, mul-tifamily and commercial properties. The two fundamental forms of mortgage-backed securities are pass-throughs and collateralized mortgage obligations ("CMOs"). Pass-throughs produce monthly payments of principal and interest from the underlying mortgages. CMOs divide the cash flows generated from the underlying mortgages or mortgage pass-through securities into different seg-ments known as "tranches" which are then retired sequentially over time in or-der of priority. The market value and yield of mortgage-backed securities will fluctuate due to market interest rate change and early prepayments of the un-derlying mortgages. As prepayment rates on mortgages vary widely, it is diffi-cult to accurately predict the average maturity of a particular pool of mort-gages or tranches of CMOs. Although mortgage-backed securities may offer higher yields than those available from other types of securities, they may be less effective than other types of securities as a means of "locking in" an attractive rate for an extended period because of the prepayment feature. Pre-payment risk has two important effects. First, like bonds in general, mort-gage-backed securities will generally decline in price when interest rates rise. Second, when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, the Portfolio's rate of dividend income may be reduced. Mortgage-backed securities in which the Portfolio may invest will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest or are suit-ably structured to be considered by the Adviser to be of investment grade quality.

ASSET-BACKED SECURITIES
  Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, or other types of receivables or assets, the payments from which are passed through to the security holder. Credit support for asset-backed securities may be based on the underlying as-sets and/or provided through credit enhancements by a third party. Credit en-hancement techniques include letters of credit, insurance bonds, limited guar-antees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The value of these securities may be significantly affected by changes in interest rates, the market's perceptions of the issuers and the creditworthiness of the parties involved.

YANKEE BONDS
  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. Non U.S.- based issuers are not subject to the same accounting, auditing and financial reporting standards as are domestic issuers. There may be less publicly-avail-able information about non-U.S.-based issuers which may make it difficult to make investment decisions. Political factors may have an impact in the form of confiscatory taxation, expropriation or political instability in international markets. Some foreign governments also levy withholding taxes against dividend and interest income. Although in some countries a portion of the taxes is re-coverable, the non-recovered portion of foreign withholding taxes will reduce the income the Portfolio receives from the companies comprising its invest-ments.

                            INVESTMENT LIMITATIONS

  The Portfolio will not:
  (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and in-terest by the U.S. Government or any agency or instrumentality there-
      of);
  (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;
  (c) invest more than 5% of its assets at the time of purchase in the secu-rities of companies that have (with predecessors) a continuous operat-ing history of less than 3 years;
  (d) invest more than 25% of its assets in companies within a single indus-try; however, there are no limitations on investments made in instru-ments issued or guaranteed by the U.S. Government and its agencies when the portfolio adopts a temporary defensive position.
  (e) make loans except (i) by purchasing bonds, debentures or similar obli-gations which are publicly distributed, (including repurchase agree-ments provided, however, that repurchase agreements maturing in more than seven days, together with securities which are not readily mar-ketable, will not exceed 15% of the Portfolio's total assets), and
      (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not incon-sistent with the 1940 Act or the Rules and Regulations or interpreta-tions of the SEC thereunder;
  (f) (i) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and

      (ii) the Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or
  (g) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The Portfolio's investment objective and investment limitations (a), (b),
(d), (e) and (f)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The other investment limitations described here and those not specified as fundamental in the SAI as well as the Portfolio's investment policies are not fundamental and the Fund's Board of Directors may change them without shareholder approval.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor") without a sales commission, at the net asset value per share next determined after an order is received by the Fund and payment is received by the Custodian. (See "SERVICE AND DISTRIBUTION PLANS" and "VALUATION OF SHARES.") The minimum initial investment required is $2,500. The minimum ini-tial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions may be made by the officers of the Fund.

  The Portfolio issues two classes of shares: Institutional Class and Institu-tional Service Class. The two classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Service Class Shares offered by this Prospectus bear shareholder servicing expenses, may in the future bear distribution plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Dis-tribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. (See "SHAREHOLDER SERVICES -- EX-CHANGE PRIVILEGE.") The net income attributable to Service Class Shares and the dividends payable on Service Class Shares will be reduced by the amount of the shareholder servicing and distribution fees; accordingly, the net asset value of the Service Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

  Some Service Agents may also impose additional or different conditions or other account fees on the purchase and redemption of Portfolio shares, which are not subject to the Rule 12b-1 Service and Distribution Plans, which may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent and, would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. The Service Agents may provide shareholder services to their customers that are not available to a share-holder dealing directly with the Fund. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information re-garding any additional or different conditions regarding purchases and redemp-tions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. A salesper-son and any other person entitled to receive compensation for selling or ser-vicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents may enter confirmed purchase orders on behalf of their cus-tomers. If shares of the Portfolio are purchased in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange ("NYSE"), and transmit it to the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, prior to the close of its business day to receive that day's share price. Proper payment for the order must be received by the Sub-Transfer Agent no later than the time when the Portfolio is priced on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS

  BY MAIL
  . Complete and sign an Application and mail it together with a check made payable to UAM Funds, to:
                                UAM Funds, Inc.
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to an ac-count at the next share price calculated for the Portfolio after receipt. (See "OTHER PURCHASE INFORMATION.") Payment does not need to be converted into Fed-eral Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve
Bank) before the Fund will accept it for investment.

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, Portfolio selected, amount being wired and the name of the bank wiring the funds. An account number will then be provided to you. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:
                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name________
                          Your Account Number________
                           Your Account Name_________
                          Wire Control Number________

  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. The minimum additional in-vestment is $100. Shares can be purchased at net asset value by mailing a check made payable to "UAM Funds" to the above address or by wiring money to the Custodian Bank using the instructions outlined above. When making addi-tional investments, be sure that the account number, account name and the Portfolio to be purchased is identified on the check or wire.

  Prior to wiring additional investments, please notify the UAM Funds Service Center by calling the number on the cover of this Prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

OTHER PURCHASE INFORMATION
  Investments received by 4 p.m. Eastern Time (ET) (the close of the NYSE) will be invested at the share price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be is-sued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of the Portfolio may be purchased in ex-change for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determina-tion of net asset value after acceptance. Shares issued by the Portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be de-livered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of the Portfolio unless:
    . at the time of exchange, such securities are eligible to be in-cluded in the Portfolio (current market quotations must be readily available for such securities);
    . the investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restric-tions upon their sale by the Portfolio under the Securities Act of 1933, or otherwise; and
    . the value of any such securities (except U.S. Government securi-ties) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:
    . share certificates, if issued;
    . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are regis-tered;
    . any required signature guarantees (see "SIGNATURE GUARANTEES"); and

    . any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pen-sion and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:
    . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Application; and
    . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:
    . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and
    . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent does not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:
    . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);
    . redemptions where the proceeds are to be sent to someplace other than the registered address; or
    . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  Normally, the Fund will make payment for all shares redeemed under proper procedures within one business day of and no more than seven days after the receipt of the request, or earlier if required under applicable law. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Board of Directors determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur bro-kerage charges on the sale of portfolio securities received in payment of re-demptions.

                        SERVICE AND DISTRIBUTION PLANS

  Under the Service Plan for Service Class Shares, adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund may enter into service agreements with Service Agents (broker-dealers or other financial institutions) who receive fees with respect to the Fund's Service Class Shares owned by shareholders for whom the Service Agent is the dealer or holder of record, or for whom the Service Agent performs Servicing, as defined below. These fees are paid out of the assets allocable to Service Class Shares to the Distributor, to the Serv-ice Agent directly or through the Distributor. The Fund reimburses the Dis-tributor or the Service Agent, as the case may be, for payments made at an an-nual rate of up to .25 of 1% of the average daily value of Service Class Shares of the Portfolios owned by clients of such Service Agent during the pe-riod payments for Servicing are being made to it. Such payments are borne ex-clusively by the Service Class Shares. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund Service Class Shares as the SEC construes such term under Rule 12b-1. The fees payable for servicing reflect actual expenses incurred up to the limit described here-in.

  Servicing may include assisting clients in changing dividend options, ac-count designations and addresses; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing purchase and redemp-tion transactions; investing client cash account balances automatically in Service Class Shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent; arranging for bank wires; and such other services as the Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

  The Glass-Steagall Act and other applicable laws prohibit Federally chart-ered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will be engaged to act as Service Agent only to perform administrative and shareholder servicing functions, including transaction-related agency services for their customers. If a bank is prohibited from acting as a trans-fer agent, alternative means for servicing its shareholders clients would be sought and the shareholders clients of the bank will remain Fund shareholders.

  The Distributor promotes the distribution of the Service Class Shares of the Fund in accordance with the terms of a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides for the use of Fund assets allocable to Service Class Shares to pay expenses of distributing such shares.

  The Distribution Plan and the Service Plan (together, the "Plans") were ap-proved by the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the "12b-1 Directors"). The Plans may be terminated at any time by the vote of the Board or the 12b-1 Di-rectors, or by the vote of a majority of the outstanding voting securities of the Service Class Shares.

  While the Plans continue in effect, the selection of the 12b-1 Directors is committed to the discretion of such persons then in office. The Plans provide generally that a Portfolio may incur distribution and service costs under the Plans which may not exceed 0.75% per annum of that Portfolio's net assets. The Board has currently limited payments under the Plans up to 0.50% per annum of a Portfolio's net assets. The Service Class Shares offered by this Prospectus currently are not making any payments under the Distribution Plan. Upon imple-mentation, the Distribution Plan would permit payments to the Distributor, broker-dealers, other financial institutions, sales representatives or other third parties who render promotional and distribution services, for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Service Class Shares and for the printing of prospectuses sent to prospective purchasers of the Service Class Shares of the Portfolios.

  Although the Plans may be amended by the Board of Directors, any change in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders of the class involved. The total amounts paid with respect to a class of shares of a Portfolio under the foregoing arrangements may not exceed the maximum limits specified above, and the amounts and purposes of expenditures under the Plans must be reported to the 12b-1 Directors quarterly. The amounts allowable under the Plans for each Class of Shares of the Portfolios are also limited under certain rules of the National Association of Securities Dealers, Inc.

  In addition to payments by the Fund under the Plans, the Distributor, United Asset Management Corporation ("UAM"), the parent company of the Adviser, the Adviser, or any of their affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, a Portfolio or any Class of Shares of a Portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such service arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may compensate its affiliated compa-nies for referring investors to the Portfolio.

  The Distributor, the Adviser and certain of their other affiliates also par-ticipate, at the date of this Prospectus, in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan mar-keting and shareholder services and receives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attribut-able to the invested assets of Smith Barney's eligible customer accounts with-out regard to any expense limitation in addition to amounts payable to all selling dealers. The Fund also compensates Smith Barney for services it pro-vides to certain defined contribution plan shareholders that are not otherwise provided by UAMFSI.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Service Class Shares of the Portfolio may be exchanged for Service Class Shares of any other UAM Funds Portfolio (See the list of Portfolios of the UAM Funds at the end of this Prospectus.) Exchange requests should be made by con-tacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m. ET will be proc-essed as of the close of business on the same day. Requests received after 4 p.m. ET will be processed on the next business day. The Board of Directors may limit the frequency and amount of exchanges permitted. For additional informa-tion regarding responsibility for the authenticity of telephoned instructions, see "REDEMPTION OF SHARES BY TELEPHONE."

  An exchange into another UAM Funds Portfolio is a sale of shares and may re-sult in a gain or loss for income tax purposes. The Fund may modify or termi-nate the exchange privilege at any time.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any liabilities attrib-utable to the class, by the number of shares outstanding attributable to the class. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Directors determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Directors.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance is calculated separately for Institutional Class and Service Class Shares. Dividends paid by the Portfolio with respect to Institutional Class and Service Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incre-mental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  Since this is a new Portfolio, we can offer no information about past port-folio investment performance. When this information becomes available, you will find it, together with comparisons to appropriate indices, in the Portfo-lio's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund by writing to the address or calling the phone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, for federal in-come tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month will be treated as if they had been paid by the Fund and received by the shareholders on December 31 of the same calendar year, pro-vided that the dividends are paid before February of the following year.

  The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS taxpayer identification regulations. In order to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number provided is cor-rect and that either you are not currently subject to backup withholding, or you are exempt from backup withholding. This certification must be made on the Application or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Sirach Capital Management, Inc., is a Washington corporation whose predeces-sor was formed in 1970 and is located at 3323 One Union Square, Seattle, Wash-ington 98101. The Adviser is a wholly-owned subsidiary of UAM and provides in-vestment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and in-dividuals. As of the date of this Prospectus, the Adviser has approximately $7.5 billion in assets under management. For further information on Sirach Capital Management, Inc.'s investment services, please call (206) 624-3800.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:
    BOND PORTFOLIO -- Stephen J. Romano, Craig F. Hintze, John F. Dagres and Larry J. Katz.

  STEPHEN J. ROMANO, CFA, CIC -- Principal. Mr. Romano joined the Adviser in 1991. Prior to that, he was a Senior Investment Officer at Seattle-First

National Bank where he managed equity and fixed income portfolios for private banking clients. Mr. Romano has managed fixed income funds for the Adviser since 1991.

  CRAIG F. HINTZE, CFA -- Principal. Mr. Hintze joined the Adviser in 1996 when Olympic Capital Management merged with Sirach Capital Management. Prior to the merger, he was a Principal at Olympic Capital Management where he man-aged fixed income portfolios for institutional clients.

  JOHN F. DAGRES -- Principal. Mr. Dagres joined the Adviser in 1996 when Olympic Capital Management merged with Sirach Capital Management. Prior to the merger, he was a Principal at Olympic Capital Management where he managed fixed income portfolios for institutional clients.

  LARRY J. KATZ, CFA -- Mr. Katz joined the Adviser in 1996. Prior to that he was a Senior Analyst at Frank Russell Co. and an independent consultant.

  Under an Investment Advisory Agreement dated        , the Adviser manages
the investment and reinvestment of the assets of the Portfolio. The Adviser must adhere to the stated investment objective and policies of the Portfolio, and is subject to the control and supervision of the Fund's Board of Direc-tors.

  As compensation for the services rendered by the Adviser the Portfolio pays the Adviser an annual fee, in monthly installments, calculated by applying the following annual percentage rates to the of the Portfolio's average daily net assets for the month:

                                                                          RATE
                                                                          ----
   Sirach Bond Portfolio................................................. 0.35%

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume as the Adviser's own expense operating expenses otherwise pay-able by the Portfolio, if necessary, in order to reduce expense ratios. As of the date of this Prospectus, the Adviser has agreed to keep the Bond Portfolio Institutional Service Class Shares from exceeding 0.50%, of average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of the Port-folio for a given fiscal year.

  In addition, the Adviser may compensate its affiliated companies for refer-ring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other serv-ices performed with respect to the Fund, a Portfolio or any Class of Shares of a Portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such service arrangements, when in effect, are made generally available to all qualified service provid-ers.

                       ADVISER'S HISTORICAL PERFORMANCE

  Set forth below are certain performance data provided by the Adviser relat-ing to the composite of separately managed fixed income accounts of clients of the Adviser. These accounts have the same investment objective as the Portfo-lio, and were managed using substantially similar, though not in all cases identical, investment strategies and techniques as those contemplated for use by the Adviser in managing the Portfolio. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Port-folio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and Internal Revenue Code; such conditions, if appli-cable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return to be ex-perienced by the Portfolio or the return an investor might achieve by invest-ing in the Portfolio.

       SIRACH CAPITAL MANAGEMENT, INC. -- FIXED INCOME COMPOSITE RETURNS
                    FOR INDIVIDUAL YEARS ENDED DECEMBER 31
                  (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

                                      SIRACH CAPITAL  LEHMAN BROTHERS AGGREGATE
CALENDAR YEARS                       MANAGEMENT, INC.        BOND INDEX
--------------                       ---------------- -------------------------
1980................................        6.28 %               2.70 %
1981................................       13.33 %               6.25 %
1982................................       33.38 %              32.62 %
1983................................        6.68 %               8.35 %
1984................................       14.73 %              15.15 %
1985................................       21.27 %              22.10 %
1986................................       14.44 %              15.26 %
1987................................        3.25 %               2.76 %
1988................................        9.86 %               7.89 %
1989................................       14.00 %              14.53 %
1990................................        7.67 %               8.96 %
1991................................       18.59 %              16.00 %
1992................................        8.19 %               7.40 %
1993................................       11.70 %               9.75 %
1994................................       (2.10)%              (2.92)%
1995................................       18.77 %              18.47 %
1996................................        4.87 %               3.63 %
6 Months ended 6/30/97..............        3.47 %               3.09 %
Annualized..........................       11.64 %              10.68 %
Cumulative..........................      586.98 %             490.76 %
17-Year Mean (1/1/80-12/31/96)......       12.05 %              11.11 %
Value of $1 invested during
  (1/1/80-6/30/97)..................       $6.87                $5.91

-----------
Notes:
1. The annualized return is calculated from monthly data, allowing for com-pounding. The formula used is in accordance with the acceptable methods set forth by the Association for Investment Management Research, the Bank Ad-ministration Institute, and the Investment Counsel Association of America. Market Value of the account was the sum of the account's total assets, in-cluding cash, cash equivalents, short-term investments, and securities val-ued at current market prices.
2. The cumulative return means that $1 invested in the account on 1/1/80 had grown to $6.87 by June 30, 1997.
3. The 17-year mean is the arithmetic average of the annual returns for the calendar years listed.
4. The Lehman Brothers Aggregate Bond Index is an unmanaged index which as-sumes reinvestment of dividends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above.
5. The Adviser's average annual management fee over the period shown (1/1/80-6/30/97) was 0.25% or 25 basis points. During the period, fees on the Ad-viser's individual accounts ranged from 0.20% to 0.30% (20 basis points to 30 basis points). Net returns to investors vary depending on the management fee.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  Each Portfolio pays UAMFSI a two part monthly fee: a Portfolio-specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The Portfolio-specific fee is calculated from the aggregate net assets of the Portfolio at the following annual rate:

                                                                          RATE
                                                                          ----
   Sirach Bond Portfolio................................................. 0.04%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined Fund assets;
  0.11 of 1% of the next $800 million of combined Fund assets;
  0.07 of 1% of combined Fund assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined Fund assets in excess of $3 billion.

  Fees are allocated among the Portfolios on the basis of their relative as-sets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes the shares of the Fund. Under the Fund's Distribution Agreement (the "Agree-ment"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distributor does not receive any fee or other compensation under the Agreement (except as described under "SERVICE AND DISTRIBUTION PLANS" above). The Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board of Directors, including a majority of those Directors who are not parties to such Agreement or interested persons of any such party. The Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, SAIs and reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements for the Fund's Portfolios authorize the Adviser to select the brokers or dealers that will execute the purchases and sales of in-vestment securities for each Portfolio. The Agreements direct the Adviser to use its best efforts to obtain the best available price and most favorable ex-ecution for all transactions of the Portfolios. If consistent with the inter-ests of the Portfolios, the Adviser may select brokers on the basis of the re-search, statistical and pricing services they provide to the Portfolios. Such brokers may be paid a higher commission than that which another qualified bro-ker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more of these other clients served by the Ad-viser is considering a purchase at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified for-mula for allocating such transactions, such allocations are subject to peri-odic review by the Fund's Directors.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized under the name "ICM Fund, Inc." as a Maryland corpo-ration on October 11, 1988. On January 18, 1989, the name of the Fund was changed to "The Regis Fund, Inc." On October 31, 1995, the name of the Fund was changed to "UAM Funds, Inc."

  The Fund's Articles of Incorporation, as amended, permit the Directors to issue three billion shares of common stock, with an $.001 par value. The Di-rectors have the power to designate one or more series or classes of shares of common stock and to classify or reclassify any unissued shares without further action by shareholders. At its discretion, the Board of Directors of the Fund may create additional Portfolios and classes of shares.

  The shares of each Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

  The persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of the Portfolio. Both Institutional Class and Institutional Service Class Shares represent an interest in the same assets of the Portfolio. Service Class Shares bear certain expenses related to shareholder servicing, may bear expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. For information about the Institutional Class Shares of the Portfolios contact the UAM Funds Service Center.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Directors will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by Price Waterhouse LLP.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Cen-ter.

LITIGATION
  The Fund is not involved in any litigation.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                       UAM FUNDS -- SERVICE CLASS SHARES

BHM&S Total Return Bond Portfolio
DSI Disciplined Value Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio
MJI International Equity Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Value Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TJ Core Equity Portfolio

--------------------------------------------------------------------------------
                APPLICATION INSTITUTIONAL SERVICE CLASS SHARES
--------------------------------------------------------------------------------
UAM FUNDS

REGULAR MAIL: UAM Funds
              P.O. Box 2798
              Boston, MA 02208-2798

EXPRESS MAIL: UAM Funds 73
              Tremont Street, 9th Floor
              Boston, MA 02108-3913

FOR HELP WITH THIS APPLICATION, OR FOR MORE INFORMATION, CALL US TOLL FREE:
1-800-638-7983.
                  Distributed by UAM Fund Distributors, Inc.

 BEFORE YOU COMPLETE THE APPLICATION, PLEASE BE SURE TO READ THE INSTRUCTIONS
 ----------------------------------------------------------------------------
                             ON THE REVERSE SIDE.
                             -------------------

--------------------------------------------------------------------------------
 1   YOUR ACCOUNT REGISTRATION (Check one box.)
--------------------------------------------------------------------------------
[_]  Individual or Joint Account

     ---------------------------------------------------------------------------
     Owner's Name: First, Initial, Last
                                                              -     -
                                                  ------------------------------
                                                  Owner's Social Security Number

     ---------------------------------------------------------------------------
     Joint Owner's Name: First, Initial, Last

                                                           -     -
                                            ------------------------------------
                                            Joint Owner's Social Security Number

     Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.

 [_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan

     ---------------------------------------------------------------------------
     Trustee(s)' Name

     ---------------------------------------------------------------------------
     Name of Trust Agreement

     ---------------------------------------------------------------------------
     Beneficiary's Name

        -
     --------------------                                -----------------------
     Taxpayer's ID                                       Date of Trust Agreement

 [_] Corporation, Partnership or Other Entity

     Type:     [_] Corp.     [_] Partnership     [_] Other

     ---------------------------------------------------------------------------
     Name of Corp. or Other Entity

        -
     --------------------   [_] Exempt   [_] Non-Exempt
     Taxpayer ID Number

     A Corporate Resolution Form is required.
--------------------------------------------------------------------------------
 2   ADDRESS
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     Street or P.O. Box Number

     ---------------------------------------------------------------------------
     City                       State                               Zip Code

     (      )                                 (      )
     -------------------------------------    ----------------------------------
     Daytime Phone                            Evening Phone

     Citizenship: [_] U.S.  [_] Resident-   [_] Non-
                                Alien           Resident   ---------------
                                                Alien      Specify Country
--------------------------------------------------------------------------------
 3   INVESTMENT
--------------------------------------------------------------------------------

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE PROSPECTUS.
                                                                     $
-----------------------------------------------------                 ----------
                                                                     $
-----------------------------------------------------                 ----------
                                                TOTAL                $
                                                                      ----------
--------------------------------------------------------------------------------
 4   METHOD OF PAYMENT
--------------------------------------------------------------------------------
 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.

 B.[_] This application confirms my prior wire purchase on (date): _____________ I was assigned the following wire reference control number:____________________
--------------------------------------------------------------------------------
 5   DISTRIBUTIONS
--------------------------------------------------------------------------------
Unless otherwise instructed, all distributions will be reinvested in additional shares.
All dividends are to be                      [_] reinvested  [_] paid in cash
All capital gains are to be                  [_] reinvested  [_] paid in cash
--------------------------------------------------------------------------------
 6   TELEPHONE REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------
I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:
[_] Telephone Exchange                 [_] Telephone Redemption
    [_] a. Mail proceeds to name and address in which account is registered.
    [_] b. Wire redemption proceeds to bank indicated below.
                A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Address

                                             (      )
----------------------------------------     -----------------------------------
Account Number                               Bank Phone

--------------------------------------------------------------------------------
Name(s) in which Account is Registered

--------------------------------------------------------------------------------
Bank Transit Routing Number (ABA #)
--------------------------------------------------------------------------------
 7   OPTIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Owner's Occupation                            Owner's Date of Birth

--------------------------------------------------------------------------------
Employer's Name

--------------------------------------------------------------------------------
Employer's Address

--------------------------------------------------------------------------------
Joint Owner's Occupation                      Joint Owner's Date of Birth

--------------------------------------------------------------------------------
Joint Owner's Employer's Name

--------------------------------------------------------------------------------
Joint Owner's Employer's Address
--------------------------------------------------------------------------------
 8   SIGNATURE(S)
--------------------------------------------------------------------------------
 .I/We have full authority and legal capacity to purchase Fund shares.
 .I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.
--------------------------------------------------------------------------------
 .UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT --
  A. THE NUMBER SHOWN ON THIS FORM IS A CORRECT TAXPAYER ID NUMBER OR SOCIAL SECURITY NUMBER.
  B. I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (I) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (II) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM "B" IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.)
--------------------------------------------------------------------------------
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

------------------------------------------------------   -----------------------
Signature (Owner, Trustee, etc.)                         Date

------------------------------------------------------   -----------------------
Signature (Joint Owner, Co-trustee, etc.)                Date

--------------------------------------------------------------------------------
 9   INTERESTED PARTY/BROKER-DEALER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address                     City              State              Zip Code
--------------------------------------------------------------------------------

                                                       UAM Funds Service Center

                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

[1] NEW ACCOUNT APPLICATION. An account can be registered as only one of the following:

 . individual       Supply the Social Security Number of the registered account
 . joint tenants    owner who is to be taxed.

 . a trust          Supply the Taxpayer Identification Number of the legal entity
 . a corporation,   or organization that will report income and/or capital gains.
partnership,
organization,
fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

REDEMPTION AUTHORIZATIONS. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more information.

[2] YOUR MAILING ADDRESS. Please be sure to provide us with the address at which you wish to receive your mail.

[3] YOUR INVESTMENT. Please be sure to indicate the total amount invested. For more than two investments, please attach a separate sheet or an additional application.

[4] ESTABLISHING YOUR ACCOUNT.
    A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

    B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

    All applications are subject to acceptance by UAM Funds.

[5] RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.

[6] TELEPHONE REDEMPTION AND EXCHANGE. Telephone redemption proceeds mailed to a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires directly. Please complete Section 6 to add the bank wire feature.

    Telephone exchanges may be made only if a Fund holds all share certificates and if the registration of the two accounts will be identical.

[7] EMPLOYMENT INFORMATION. It is required by the National Association of Se-curities Dealers, Inc. to request this information.

[8] YOUR SIGNATURE(S). Please be sure to sign this application. If the account is registered in the name of:

    .an individual, the individual should sign

    .joint tenants, both should sign

    .a trust or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity)

    .a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

[9] INTERESTED PARTY/BROKER-DEALER. In addition to the account statement sent to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                 --IMPORTANT--

    REGULAR MAIL: UAM Funds
                  P.O. Box 2798
                  Boston, MA 02208-2798

    EXPRESS MAIL: UAM Funds
                  73 Tremont Street, 9th Floor
                  Boston, MA 02108-3913

    MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.

  UAM Funds Service Center
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798
  1-800-638-7983

  Investment Adviser
  Sirach Capital Management, Inc.
  3323 One Union Square
  Seattle, WA 98101
  (206) 624-3800

  Distributor
  UAM Fund Distributors, Inc.
  211 Congress Street
  Boston, MA 02110




  PROSPECTUS

      , 1997

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)

                      POST-EFFECTIVE AMENDMENT NO. 49

                                    PART B


The following Statement of Additional Information is included in this Post-Effective Amendment No. 49:

        . Sirach Bond Portfolio Institutional Class Shares and Institutional Service Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 47 filed on June 4, 1997:

        .    NWQ Portfolios Institutional Class Shares and
        .    NWQ Portfolios Institutional Service Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 46 filed on May 30, 1997:

        .    Rice, Hall, James Portfolios Institutional Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 45 filed on February 5, 1997:

        .    TS&W Portfolios Institutional Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 44 filed on January 24, 1997:

        .    McKee Portfolios Institutional Class Shares

The following Statements of Additional Information are also incorporated herein by reference to Post-Effective Amendment No. 43 filed on January 3, 1997:

        .    Acadian Portfolios Institutional Class Shares
        .    C&B Portfolios Institutional Class Shares
        .    DSI Portfolios Institutional Class Shares and DSI Disciplined
             Value Portfolio Institutional Service Class Shares
        .    FMA Small Company Portfolio Institutional Class Shares and
             Institutional Service Class Shares
        .    ICM Fixed Income Portfolio Institutional Class Shares
        .    ICM Equity and ICM Small Company Portfolios Institutional Class
             Shares
        .    SAMI Preferred Stock Income Portfolio Institutional Class Shares
        .    Sirach Portfolios Institutional Class Shares and Sirach
             Strategic Balanced, Growth, Special Equity and Equity Portfolios
             Institutional Service Class Shares
        .    Sterling Partners' Portfolios Institutional Class Shares and
             Institutional Service Class Shares

                                    PART B
                                   UAM FUNDS
--------------------------------------------------------------------------------
                             SIRACH BOND PORTFOLIO
--------------------------------------------------------------------------------
             STATEMENT OF ADDITIONAL INFORMATION -- ________, 1997

  This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the UAM Funds, Inc. (the "UAM Funds" or the "Fund") for the Sirach Bond Portfolio's Institutional Class Shares dated ____________, 1997 and the Prospectus relating to the Sirach Bond Portfolio's Institutional Service Class Shares (the "Service Class Shares") dated ________, 1997. To obtain a Prospectus, please call the UAM Funds Service Center at 1-800-638-7983.

                               TABLE OF CONTENTS

Investment Objective and Policies.....................................     2

Purchase and Redemption of Shares.....................................     2

Shareholder Services..................................................     3

Investment Limitations................................................     4

Management of the Fund................................................     5

Investment Adviser....................................................     6

Service and Distribution Plans........................................     7

Portfolio Transactions................................................     9

Administrative Services...............................................     9

Performance Calculations..............................................     9

General Information...................................................    11

Appendix A - Description of Securities and Ratings....................   A-1

Appendix B - Comparison Publications, Indices and Averages............   B-1

Investment Adviser
Sirach Capital Management, Inc. (Adviser)

Distributor
UAM Fund Distributors, Inc. (Distributor)

Administrator and Transfer Agent
UAM Fund Services, Inc. (FSI)

                       INVESTMENT OBJECTIVE AND POLICIES

  The following policies supplement the investment objective and policies of the Sirach Bond Portfolio (the "Portfolio") as set forth in the Portfolio's
Prospectuses:

LENDING OF SECURITIES

  The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. These risks are similar to the ones involved with repurchase agreements as discussed in the Prospectus.

SHORT-TERM INVESTMENTS

  The Portfolio may invest in time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Portfolio.

  Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

                       PURCHASE AND REDEMPTION OF SHARES

  Both classes of shares of the Portfolio may be purchased without a sales commission at the Net Asset Value per Share (NAV) next determined after an order is received in proper form by the Fund and payment is received by the Fund's Custodian. An order received in proper form prior to the 4:00 p.m. close of the New York Stock Exchange ("Exchange") will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the Exchange will be executed at the price computed on the next day the Exchange is open after proper receipt. The Exchange will be closed on the following days: Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and New Year's Day.

  The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

  The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that both the Exchange and custodian bank are closed or trading on the Exchange is restricted as determined by the SEC. (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the SEC may permit. The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

  No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

SIGNATURE GUARANTEES

  To protect your account, the Fund and Chase Global Funds Services Company ("CGFSC") from fraud, signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) or registered address or (2) share transfer requests.

  Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, and as further described in the Portfolio's Prospectuses. The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

  Exchange requests should be made by calling the Fund (1-800-638-7983) or by writing to UAM Funds, UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The exchange privilege is only available with respect to Portfolios that are qualified for sale in a shareholder's state of residence. Any such exchange will be based on the respective NAVs of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the UAM Funds Service Center at 1-800-638-7983.

  Neither the Fund nor CGFSC will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

  For Federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

  Shareholders may transfer shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Purchase and

Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                            INVESTMENT LIMITATIONS

  The following limitations supplement those set forth in the Prospectuses. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. The Portfolio's following fundamental investment limitations cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of the Portfolio. The Portfolio will not:

  (1) invest in physical commodities or contracts on physical commodities;

  (2) purchase or sell real estate or real estate limited partnerships, although it may purchase or sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

  (3) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

  (4) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

  (5) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes or (ii) except in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

  (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments issued by U.S. banks when the Portfolio adopts a temporary defensive position;

  (7) make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, subject to the limitation described in (d) below and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder; and

  (8) underwrite the securities of other issuers;

  (9) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions;

  The following limitations are non-fundamental policies of the Portfolio. The Portfolio will not:

  (a) purchase on margin or sell short;

  (b) purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

  (c) pledge, mortgage, or hypothecate any of its assets to an extent greater than 33% of its total assets at fair market value;

  (d) invest more than an aggregate of 15% of the net assets of the Portfolio determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets, including repurchase agreements having maturities of more than seven days; and

  (e) invest for the purpose of exercising control over management of any company.

                            MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

  The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Directors. The Directors set broad policies for the Fund and elect its Officers. The following is a list of the Directors and Officers of the Fund and a brief statement of their present positions, date of birth, address and principal occupations during the past five years. Those people who are "interested persons" of the Fund, as that term is defined in the 1940 Act, are indicated by an asterisk (*). As of July 31, 1997, the Directors and officers of the Fund owned less than 1% of the Fund's outstanding shares.

John T. Bennett, Jr. (1/26/29), Director; College Road--RFD 3, Meredith, NH 03253; President of Squam Investment Management Company, Inc. and Great Island Investment Company, Inc.; President of Bennett Management Company from 1988 to 1993.

Nancy J. Dunn (8/14/51), Director; 10 Garden Street, Cambridge, MA 02138; Vice President for Finance and Administration and Treasurer of Radcliffe College since 1991.

Philip D. English (8/5/48), Director; 16 West Madison Street, Baltimore, MD 21201; President and Chief Executive Officer of Broventure Company, Inc.; Chairman of the Board of Chektec Corporation and Cyber Scientific, Inc.

William A. Humenuk (4/21/42), Director; 4000 Bell Atlantic Tower, 1717 Arch Street, Philadelphia, PA 19103; Partner in the Philadelphia office of the law firm Dechert Price & Rhoads; Director, Hofler Corp.

Norton H. Reamer* (3/21/35), Director; One International Place, Boston, MA 02110; President and Chairman of the Fund; President, Chief Executive Officer and a Director of United Asset Management Corporation; Director, Partner or Trustee of each of the Investment Companies of the Eaton Vance Group of Mutual Funds.

Charles H. Salisbury, Jr.* (8/24/40), Director; One International Place, Boston, MA 02111; Executive Vice President of United Asset Management Corporation; formerly an executive officer and Director of T. Rowe Price and President and Chief Investment Officer of T. Rowe Price Trust Company.

Peter M. Whitman, Jr.* (7/1/43), Director; One Financial Center, Boston, MA 02111; President and Chief Investment Officer of Dewey Square Investors Corporation ("DSI") since 1988; Director and Chief Executive Officer of H.T. Investors, Inc., formerly a subsidiary of DSI.

William H. Park* (9/19/47), Vice President; One International Place, Boston, MA 02110; Executive Vice President and Chief Financial Officer of United Asset Management Corporation.

Gary L. French* (7/4/51), Treasurer; 211 Congress Street, Boston, MA 02110; President of UAM Fund Services, Inc. and UAM Fund Distributors, Inc.; Vice President of Operations, Development and Control of Fidelity Investments in 1995; Treasurer of the Fidelity Group of Mutual Funds from 1991 to 1995.

Michael E. DeFao* (2/28/68), Secretary; 211 Congress Street, Boston, MA 02110; Vice President and General Counsel of UAM Fund Services, Inc. and UAM Fund Distributors, Inc., Associate Attorney of Ropes & Gray (a law firm) from 1993 to 1995.

Robert R. Flaherty* (9/18/63), Assistant Treasurer; 211 Congress Street, Boston, MA 02110; Vice President of UAM Fund Services, Inc.; formerly Manager of Fund Administration and Compliance of Chase Global Funds Services Company from 1995 to 1996; Senior Manager of Deloitte & Touche LLP from 1985 to 1995.

Karl O. Hartmann* (3/7/55), Assistant Secretary; 73 Tremont Street, Boston, MA 02108; Senior Vice President and General Counsel of Chase Global Funds Services Company.

Gordon M. Shone* (7/30/56), Assistant Treasurer; 73 Tremont Street, Boston, MA 02108; Vice President of Fund Administration and Compliance of Chase Global Funds Services Company; formerly Senior Audit Manager of Coopers & Lybrand LLP from 1983 to 1993.

REMUNERATION OF DIRECTORS AND OFFICERS

  The Fund pays each Director, who is not also an officer or affiliated person, a $150 quarterly retainer fee per active Portfolio which currently amounts to $4,950 per quarter. In addition, each unaffiliated Director receives a $2,000 meeting fee which is aggregated for all of the Directors and allocated proportionately among the Portfolios of the Fund and UAM Funds Trust and reimbursement for travel and other expenses incurred while attending Board meetings. Directors who are also officers or affiliated persons receive no remuneration for their service as Directors. The Fund's officers and employees are paid by either the Adviser, United Asset Management Corporation ("UAM"), the Administrator or CGFSC and receive no compensation from the Fund. The following table shows aggregate compensation paid to each of the Fund's unaffiliated Directors by the Fund and total compensation paid by the Fund, UAM Funds Trust and AEW Commercial Mortgage Securities Fund, Inc. (collectively the "Fund Complex") in the fiscal year ended October 31, 1996.


     (1)                     (2)                 (3)                  (4)                 (5)

                                                                                          Total
                                              Pension or                              Compensation
                           Aggregate      Retirement Benefits   Estimated Annual   from Registrant and
  Name of Person,        Compensation     Accrued as Part of     Benefits Upon        Fund Complex
     Position           From Registrant      Fund Expenses         Retirement       Paid to Directors
   --------             ---------------      -------------         ----------       -----------------
John T. Bennett, Jr...      $25,463                0                   0                 $30,500
  Director

J. Edward Day.........      $25,463                0                   0                 $30,500
  Former Director

Philip D. English.....      $25,463                0                   0                 $30,500
  Director

William A. Humenuk....      $25,463                0                   0                 $30,500
  Director

                              INVESTMENT ADVISER

CONTROL OF ADVISER

  Sirach Capital Management, Inc. (the "Adviser") is a wholly-owned subsidiary of UAM, a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 47 such wholly-owned affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM

Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them.

PHILOSOPHY AND STYLE

  The Adviser specializes in identifying and investing in growth-oriented securities which have demonstrated strong earnings acceleration and what the Adviser judges to be strong relative price strength and value. The Adviser emphasizes disciplined security selection in all asset classes.

  In managing fixed income portfolios, the Adviser regularly assesses monetary policy, inflation expectations, economic trends and capital market flows and then establishes a duration target and maturity structure. Sector weightings are determined by business cycle analysis, relative valuation and expected interest rate volatility. The Adviser also screens for mispriced securities emphasizing both incremental yield and potential price performance. Before any security is purchased, a thorough credit and fundamental analysis is done.

REPRESENTATIVE INSTITUTIONAL CLIENTS

  As of the date of this Statement of Additional Information, the Adviser's representative institutional clients included: Boeing, Honda of America, City of Seattle and United Technologies.

  In compiling this client list, the Adviser used objective criteria such as account size, geographic location and client classification. The Adviser did not use any performance based criteria. It is not known whether these clients approve or disapprove of the Adviser or the advisory services provided.

ADVISORY FEES

  As compensation for services rendered by the Adviser under the Portfolio's Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee, in monthly installments, calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

  Sirach Bond Portfolio.............................................0.35%

                        SERVICE AND DISTRIBUTION PLANS

  As stated in the Portfolio's Service Class Shares Prospectus, the Distributor may enter into agreements with broker-dealers and other financial institutions ("Service Agents"), pursuant to which they will provide administrative support services to Service Class shareholders who are their customers ("Customers") in consideration of the Fund's payment of 0.25 of 1% (on an annualized basis) of the average daily NAV of the Service Class Shares held by the Service Agent for the benefit of its Customers. Such services include: (a) acting as the sole shareholder of record and nominee for beneficial owners; (b) maintaining account record for such beneficial owners of the Fund's shares; (c) opening and closing accounts; (d) answering questions and handling correspondence from shareholders about their accounts; (e) processing shareholder orders to purchase, redeem and exchange shares; (f) handling the transmission of funds representing the purchase price or redemption proceeds; (g) issuing confirmations for transactions in the Fund's shares by shareholders; (h) distributing current copies of prospectuses, statements of additional information and shareholder reports; (i) assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts;
(j) providing account maintenance and accounting support for all transactions; and (k) performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder service must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

  Each agreement with a Service Agent is governed by a Shareholder Service Plan (the "Service Plan") that has been adopted by the Fund's Board of Directors. Pursuant to the Service Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made. In addition, arrangements with Service Agents must be approved annually by a majority of the Fund's Directors, including a majority of the Directors who are not "interested persons" of the company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

  The Board of Directors has approved the arrangements with Service Agents based on information provided by the Fund's service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to the Fund's arrangements with Service Agents must be approved by a majority of the Fund's Board of Directors (including a majority of the disinterested Directors). So long as the arrangements with Service Agents are in effect, the selection and nomination of the members of the Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such non-interested Directors.

  Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Plan for the Service Class Shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class Shares.

  The Distribution Plan permits the Service Class Shares, pursuant to the Distribution Agreement, to pay a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the Service Class Shares. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. In addition, the Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

  The maximum annual aggregate fee payable by the Fund under the Service and Distribution Plans (the "Plans"), is 0.75% of the Service Class Shares' average daily net assets for the year. The Fund's Board of Directors may reduce this amount at any time. Although the maximum fee payable under the 12b-1 Plan relating to the Service Class Shares is 0.75% of average daily net assets of such Class, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plans relating to the Service Class Shares, currently cannot exceed 0.50% of the average daily net assets represented by the Service Class. While the current fee which will be payable under the Service Plan has been set at 0.25%, the Plan permits a full 0.75% on all assets to be paid at any time following appropriate Board approval.

  All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid by the Service Class Shares will be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

  The Plans, the Distribution Agreement and the form of dealer's and services agreements have all been approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans, the Distribution Agreement and the related agreements must be approved annually by the Board of Directors in the same manner, as specified above.

  Each year the Directors must determine whether continuation of the Plans is in the best interest of the shareholders of Service Class Shares and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Plans, the Distribution Agreement and the related agreements with any broker-dealer or others relating to a Class may be terminated at any time without penalty by a majority of those Directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Directors who are not "interested persons." Also, any other material amendment to the Plans must be approved by a majority vote of the Directors including a majority of the Directors of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Directors who are not "interested persons" of the Fund must be effected by the Directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review. The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

                            PORTFOLIO TRANSACTIONS

  The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and direct the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. In doing so, the Portfolio may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. It is not the Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients. During the fiscal years ended, October 31, 1994, 1995 and 1996, the entire Fund paid brokerage commissions of approximately $2,402,000, $2,983,000 and $2,887,884, respectively.

  Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Directors.

                            ADMINISTRATIVE SERVICES

  As stated in the Prospectuses, the Board of Directors of the Fund approved a new Fund Administration Agreement between UAM Funds Services, Inc., a wholly owned subsidiary of UAM, and the Fund. The Fund's Directors also approved a Mutual Fund Services Agreement between FSI and CGFSC. The services provided by FSI and CGFSC and the basis of the fees payable by the Fund under the Fund Administration Agreement are described in the Portfolio's Prospectuses. Prior to April 15, 1996, CGFSC or its predecessor, Mutual Funds Service Company, provided certain administrative services to the Fund under an Administration Agreement between the Fund and U.S. Trust Company of New York. The basis of the fees paid to CGFSC for the most recent fiscal period to April 14, 1996 was as follows: the Fund paid a monthly fee for its services which on an annualized basis equaled 0.20% of the first $200 million in combined assets; plus 0.12% of the next $800 million in combined assets; plus 0.08% on assets over $1 billion but less than $3 billion; plus 0.06% on assets over $3 billion. The fees were allocated among the Portfolios on the basis of their relative assets and were subject to a designated minimum fee schedule per Portfolio, which ranged from $2,000 per month upon inception of a Portfolio to $70,000 annually after two years.

                           PERFORMANCE CALCULATIONS

PERFORMANCE

  The Fund may from time to time quote various performance figures to illustrate past performance of each class of the Fund's Portfolios.

  Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by each class of the Fund be accompanied by certain standardized performance information computed as required by the SEC. Total return quotations used by each class of the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by each class of the Fund to compute or express performance follows.

TOTAL RETURN

  The average annual total return is determined by finding the average annual compounded rates of return over 1, 5, and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis. Since Service Class Shares of the Portfolio bear additional service and distribution expenses, the average annual total return of the Service Class Shares of the Portfolio will generally be lower than that of the Institutional Class Shares of the Portfolio.

  Total Return is calculated according to the following formula:

  P(1 + T)/n/= ERV

  where:

  P=   a hypothetical initial payment of $1,000
  T=   average annual total returnn
  n=   number of years
  ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

  Shares of the Portfolio have not been offered for sale as of the date of this SAI. Accordingly, no total return figures are available.

YIELD
-----

  Current yield reflects the income per share earned by a Portfolio's investments. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Service Class Shares of the Portfolio bear additional service and distribution expenses, the yield of the Service Class Shares of the Portfolio will generally be lower than that of the Institutional Class Shares of the Portfolio.

  Yield is obtained using the following formula:

  Yield = 2[(a - b  + 1)/6/ - 1]
            ------
              cd

where:

  a=   dividends and interest earned during the period
  b=   expenses accrued for the period (net of reimbursements)
  c= the average daily number of shares outstanding during the period that were entitled to receive income distributions
  d=   the maximum offering price per share on the last day of the period.

  Shares of the Portfolio have not been offered for sale as of the date of this SAI. Accordingly, no yield figures are available.

COMPARISONS

  To help investors better evaluate how an investment in a Portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages which may be used.

  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by a Portfolio to calculate its performance. In addition, there can be no assurance that a Portfolio will continue this performance as compared to such other averages.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

  The Fund was organized under the name "ICM Fund, Inc." as a Maryland corporation on October 11, 1988. On January 18, 1989, the name of the Fund was changed to "The Regis Fund, Inc." On October 31, 1995, the name of the Fund was changed to UAM Funds, Inc. The Fund's principal executive office is located at One International Place, Boston, MA 02110; however, all investor correspondence should be directed to the Fund at the UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The Fund's Articles of Incorporation, as amended, authorize the Directors to issue 3,000,000,000 shares of common stock, $.001 par value. The Board of Directors has the power to designate one or more series (Portfolios) or classes of common stock and to classify or reclassify any unissued shares with respect to such Portfolios, without further action by shareholders. The Directors of the Fund may create additional Portfolios and classes of shares at a future date.

  Both classes of shares of each Portfolio of the Fund, when issued and paid for as provided for in the Prospectuses, will be fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund. Both Institutional Class and Service Class Shares represent an interest in the same assets of a Portfolio and are identical in all respects except that the Service Class Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  The Fund's policy is to distribute substantially all of a Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectuses). The amounts of any income dividends or capital gains distributions cannot be predicted.

  Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the NAV of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectuses.

  As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of a Portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

  Each Portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by a Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

FEDERAL TAXES

  In order for a Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of a Portfolio's annual gross income.

  Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes. Shareholders will be advised on the nature of the payments.

CODE OF ETHICS

  The Fund has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

              APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS

I. DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Service, Inc. Corporate Bond Ratings:

        Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation Corporate Bond Ratings:

        AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

        AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

        A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

        BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        C - The rating C is reserved for income bonds on which no interest is being paid.

        D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

II. DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Government and by various instrumentalities which have been established or sponsored by the United States Government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.

     In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed, to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, is not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

III. DESCRIPTION OF COMMERCIAL PAPER

     The Portfolio may invest in commercial paper (including variable amount master demand notes) rated A-1 or better by S&P or Prime-1 by Moody's or by S&P. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. As variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Portfolio's investment in variable amount master demand notes, the Adviser's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer and the borrower's ability to pay principal and interest on demand.

     Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established, and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3. The rating Prime-1 is the highest commercial paper rating assignment by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to completion and customer acceptance; (4) liquidity; (5) amount and quality of long term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of issuer of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

IV. DESCRIPTION OF BANK OBLIGATIONS

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may increase or decrease periodically. Frequently, dealers selling variable rate certificates of deposit to the Portfolio will agree to repurchase such instruments, at the Portfolio's option, at par on or near the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by various dealers. Such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Portfolio is also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction to finance the import, export, transfer or storage of goods. The borrower is liable for payment as well as the bank which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in the secondary markets prior to maturity.

           APPENDIX B - COMPARISON PUBLICATIONS, INDICES AND AVERAGES


     (a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (b) Standard & Poor's 500 Stock Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividend.

     (c) Standard & Poor's Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of $993 million as of February 1995), liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

     (d) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     (e) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     (f) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (g) Morgan Stanley Capital International EAFE Index and World Index-- respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

     (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

     (i) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

     (j) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (k) Salomon Brothers Broad Investment Grade Bond -- is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage passthrough securities.

     (l) Salomon Brothers 3-Month Treasury Bill Index -- is a return equivalent of yield averages of the last three 3-Month Treasury Bill issues.

     (m) Lehman Brothers Government/Corporate Index -- is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income

     (n) Lehman Brothers LONG-TERM Treasury Bond -- is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

     (o) Lehman Brothers Intermediate Government/Corporate Index -- is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

     (p) Lehman Brothers Aggregate Bond Index -- is a fixed income market value-weighted index that combines the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed rate issues of investment grade
          (BBB) or higher, with maturities of at least one year and outstanding par values of at least $100 million for U.S. Government issues and $25 million for others.

     (q) NASDAQ Industrial Index -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (r) Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

     (s) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange; 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index; 50% Standard & Poor's Stock Index and 50% Lehman Brothers Aggregate Bond Index; 50% Standard & Poor's 500 Stock Index and 50% Lehman Brothers Government/Corporate Index; 45% Standard and Poor's 500 Stock Index, 45% Lehman Brothers Aggregate Bond Index and 10% Salomon Brothers 3-Month Treasury Bill Index; and 45% Standard and Poor's 500 Stock Index, 45% Lehman Brothers Government/Corporate Index and 10% Salomon Brothers 3-Month Treasury Bill Index.

     (t) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     (u) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

     (v) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street

          Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     (w) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     (x) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

     (y) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

     (z) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers, Inc. and Bloomberg L.P.

     (aa) Russell 1000 Index - consists of the 1,000 largest securities in the Russell 3000 Index. This large capitalization (market-oriented) index represents the universe of stocks from which most active money managers typically select. The Russell 1000 is highly correlated with the S&P 500 Index.

     (bb) Russell 1000 Growth Index - contains those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends and higher forecasted growth values than the Value universe.

     (cc) Russell 1000 Value Index - contains those Russell 1000 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

     (dd) Russell 2000 -- composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

     (ee) Russell 2000 Growth Index - contains those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

     (ff) Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

     (gg) Russell 2500 Index - consists of the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index, representing approximately 23% of the Russell 3000 total market capitalization. This index is a good measure of small to medium-small stock performance.

     (hh) Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends and higher forecasted growth values than the Value universe.

     (ii) Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

     (jj) Russell 3000 Index - composed of 3,000 large U.S. securities, as determined by total market capitalization. This index represents approximately 98% of the investable U.S. equity market. The largest security has a market capitalization of approximately $85 billion; the smallest is approximately $90 million.

                                    PART C

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)

                      POST-EFFECTIVE AMENDMENT NO. 49

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (A)  FINANCIAL STATEMENTS

             Incorporated by reference to Post-Effective Amendment No. 48 (in Part A) are unaudited "Financial Highlights" for (i) the C&B Equity Portfolio for Taxable Investors for the period from February 12, 1997 (commencement of operations) to April 30, 1997 and (ii) for the Sterling Partners' Small Cap Value Portfolio for the period from January 2, 1997 (commencement of operations) to April 30, 1997.

             Incorporated by reference to Post-Effective Amendment No. 46 (in Part A) are unaudited "Financial Highlights" for the Rice, Hall, James Small/Mid Cap Portfolio for the period from November 1, 1996 (commencement of operations) to May 30, 1997.

             Incorporated by reference to Post-Effective Amendment No. 43 (in Part A) for the classes of shares listed below are "Financial Highlights" for the period from the date indicated to the fiscal year ended October 31, 1996:

             Acadian International Equity Portfolio Institutional Class Shares (March 29, 1993)
             Acadian Emerging Markets Portfolio Institutional Class Shares (June 17, 1993)
             C & B Balanced Portfolio Institutional Class Shares
             (December 29, 1989)
             C & B Equity Portfolio Institutional Class Shares (May 15, 1990) DSI Disciplined Value Portfolio Institutional Class Shares (December 12, 1989)
             DSI Limited Maturity Bond Portfolio Institutional Class Shares (December 18, 1989)
             DSI Money Market Portfolio Institutional Class Shares
             (December 28, 1989)
             FMA Small Company Portfolio Institutional Class Shares
             (July 31, 1991)
             ICM Equity Portfolio Institutional Class Shares (October 1, 1993) ICM Fixed Income Portfolio Institutional Class Shares
             (November 3, 1992)
             ICM Small Company Portfolio Institutional Class Shares
             (April 19, 1989)
             McKee U.S. Government Portfolio Institutional Class Shares
             (March 2, 1995)
             McKee Domestic Equity Portfolio Institutional Class Shares
             (March 2, 1995)
             McKee International Equity Portfolio Institutional Class Shares (May 26, 1994)
             NWQ Balanced Portfolio Institutional Class Shares (August 2, 1994) NWQ Value Equity Portfolio Institutional Class Shares
             (September 21, 1994)
             NWQ Balanced Portfolio Institutional Service Class Shares
             (January 22, 1996)
             Rice, Hall, James Small Cap Portfolio Institutional Class Shares (July 1, 1994)
             Sirach Fixed Income Portfolio Institutional Class Shares
             (December 1, 1993)
             Sirach Growth Portfolio Institutional Class Shares
             (December 1, 1993)
             Sirach Short-Term Reserves Portfolio Institutional Class Shares (December 1, 1993)
             Sirach Strategic Balanced Portfolio Institutional Class Shares (December 1, 1993)
             Sirach Special Equity Portfolio Institutional Class Shares (October 2, 1989)
             Sirach Equity Portfolio Institutional Class Shares (July 1, 1996) Sirach Growth Portfolio Institutional Service Class Shares
             (March 22, 1996)
             Sirach Special Equity Portfolio Institutional Service Class Shares (March 22, 1996)
             SAMI Preferred Stock Income Portfolio Institutional Class Shares (June 23, 1992)

             Sterling Partners' Balanced Portfolio Institutional Class Shares (March 15, 1991)
             Sterling Partners' Equity Portfolio Institutional Class Shares (March 15, 1991)
             Sterling Partners' Short-Term Fixed Income Portfolio Institutional Class Shares (February 10, 1992)
             TS&W Equity Portfolio Institutional Class Shares (July 17, 1992) TS&W Fixed Income Portfolio Institutional Class Shares
             (July 17, 1992)
             TS&W International Equity Portfolio Institutional Class Shares (December 18, 1992)

             Included in Part B:

             The following unaudited Financial Statements for the C&B Equity Portfolio for Taxable Investors and the Sterling Partners' Small Cap Value Portfolio are incorporated by reference to Post-Effective Amendment No. 48 filed on June 30, 1997:

                   (a) Statement of Net Assets as of April 30, 1997;

                   (b) Statement of Operations for the period ended April 30,
                       1997;

                   (c) Statement of Changes in Net Assets for the period ended
                       April 30, 1997;

                   (d) Financial Highlights as of April 30, 1997; and

                   (e) Notes to Financial Statements.

             The following audited Financial Statements for the NWQ Balanced and Value Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 47 filed on June 4, 1997:

                   (a) Statement of Net Assets as of October 31, 1996;

                   (b) Statement of Operations for the period ended October 31,
                       1996;

                   (c) Statement of Changes in Net Assets for the period ended
                       October 31, 1996;

                   (d) Financial Highlights as of October 31, 1996;

                   (e) Notes to Financial Statements; and

                   (f) Report of Independent Accountants.

             The following audited Financial Statements for the Rice, Hall, James Small Cap Portfolio are also incorporated by reference to Post-Effective Amendment No. 46 filed on May 30, 1997:

                   (a) Statement of Net Assets as of October 31, 1996;

                   (b) Statement of Operations for the period ended October 31,
                       1996;

                   (c) Statement of Changes in Net Assets for the period ended
                       October 31, 1996;

                   (d) Financial Highlights as of October 31, 1996;

                   (e) Notes to Financial Statements; and

                   (f) Report of Independent Accountants.

             The following unaudited Financial Statements for the Rice, Hall, James Small/Mid Cap Portfolio are also incorporated by reference to Post-Effective Amendment No. 46 filed on May 30, 1997:

                   (a) Statement of Net Assets as of April 30, 1997;

                   (b) Statement of Operations for the period ended April 30,
                       1997;

                   (c) Statement of Changes in Net Assets for the period ended
                       April 30, 1997;

                   (d) Financial Highlights as of April 30, 1997; and

                   (e) Notes to Financial Statements.

             The audited October 31, 1996 Financial Statements for the following Portfolios are also incorporated by reference to Post-Effective Amendment No. 45 filed on February 5, 1997:

             TS&W Equity Portfolio
             TS&W Fixed Income Portfolio
             TS&W International Equity Portfolio

             The audited October 31, 1996 Financial Statements for the following Portfolios are also incorporated herein by reference to Post-Effective Amendment No. 44 filed on January 24, 1997:

             McKee U.S. Government Portfolio
             McKee Domestic Equity Portfolio
             McKee International Equity Portfolio

             The audited October 31, 1996 Financial Statements for the following Portfolios are also incorporated herein by reference to the Annual Reports for the Fund each dated October 31, 1996, filed electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, (Accession Number: 0000950109-96-008722):

             Acadian International Equity Portfolio
             Acadian Emerging Markets Portfolio
             C & B Balanced Portfolio
             C & B Equity Portfolio
             DSI Disciplined Value Portfolio
             DSI Limited Maturity Bond Portfolio
             DSI Money Market Portfolio
             FMA Small Company Portfolio
             ICM Equity Portfolio
             ICM Fixed Income Portfolio
             ICM Small Company Portfolio
             Sirach Fixed Income Portfolio
             Sirach Growth Portfolio
             Sirach Short-Term Reserves Portfolio
             Sirach Strategic Balanced Portfolio
             Sirach Special Equity Portfolio
             Sirach Equity Portfolio
             SAMI Preferred Stock Income Portfolio
             Sterling Partners' Balanced Portfolio
             Sterling Partners' Equity Portfolio

             Sterling Partners' Short-Term Fixed Income Portfolio

             The Financial Statements for the above-referenced Portfolios for the time periods set forth in each Portfolio's Annual Report dated October 31, 1996 include:

             (a) Statement of Net Assets as of October 31, 1996;

             (b) Statement of Operations for the period ended October 31, 1996;

             (c) Statement of Changes in Net Assets for the period ended October
                 31, 1996;

             (d) Financial Highlights as of October 31, 1996;

             (e) Notes to Financial Statements; and

             (f) Report of Independent Accountants.

        (B)  EXHIBITS

             Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: RS = original Registration Statement on Form N-1A filed October 31, 1988; Pre EA = Pre-Effective Amendment No. 1 filed March, 1989; PEA = Post-Effective Amendment (pertinent numbers for each PEA are included after "PEA", e.g., PEA #3 means the third PEA under the Securities Act of 1933.)

                                                                   INCORPORATED BY
        EXHIBIT                                               REFERENCE TO (LOCATION):
        -------                                               ------------------------
1.      Articles of Incorporation                             PEA#37
        A.    Amendments                                      PEA#37
        B.    Articles Supplementary                          PEA#37, PEA#41, PEA#42, PEA#44,
                                                              PEA#45, PEA#47, Filed herewith.

2.      By-Laws                                               Pre EA

3.      Voting Trust Agreement                                Not Applicable

4.      Specimen of Securities                                PEA #1, PEA #2, PEA #12, PEA #13,
                                                              PEA #16, PEA #19, PEA #21, PEA
                                                              #24, PEA# 25, PEA#33, PEA#37,
                                                              PEA#39, PEA#40, PEA#41, PEA#42,
                                                              PEA#45, PEA#47, Filed herewith.

5.      Investment Advisory Agreements                        RS, Pre EA, PEA #1, PEA #2, PEA
                                                              #5, PEA #7, PEA #12, PEA #13, PEA
                                                              #16, PEA #19, PEA #21, PEA #24,
                                                              PEA# 25, PEA#31, PEA#33, PEA#37,
                                                              PEA#40, PEA#41, PEA#42, PEA#44,
                                                              PEA#45, PEA#47, Filed herewith.

6.      A.    Distribution Agreement                          PEA #2

        B.    Form of Amended and Restated
              Distribution Agreement between
              RFI Distributors and The Regis
              Fund, Inc.                                      PEA #28

        C.    Distribution Agreement between UAM Fund
              Distributors, Inc. and UAM Funds, Inc.          Filed herewith.

7.      Directors' and Officers'
        Contracts and Programs                                Not Applicable

8.      Custody Agreements
        A.    Custodian Agreement                             Pre EA
        B.    Corporate Custody Agreement                     PEA#2
        C.    Global Custody Agreement                        PEA#44

                                                                   INCORPORATED BY
        EXHIBIT                                               REFERENCE TO (LOCATION):
        -------                                               ------------------------
9.      Other Material Contracts
        A.    Fund Administration
              Agreement between UAM
              Funds, Inc. and UAM Fund
              Services, Inc.                                  PEA#40

        B.    Mutual Funds Service Agreement
              between UAM Fund Services, Inc. and
              Chase Global Funds Services Company             PEA#40, Filed herewith.

10.     Opinion and Consent of Counsel                        Pre EA

11.     Other Opinions and Consents
        A.    Consent of Independent Accountants
              with respect to 1996 Annual Reports             PEA#43

        B.    Consent of Independent Accountants
              with respect to 1996 Annual Report
              for the McKee Portfolios                        PEA#44

        C.    Consent of Independent Accountants
              with respect to 1996 Annual Report
              for the TS&W Portfolios                         PEA#45

        D.    Consent of Independent Accountants
              with respect to 1996 Annual Report
              for the Rice, Hall, James Small Cap
              Portfolio                                       PEA#46

        E.    Consent of Independent Accountants
              with respect to 1996 Annual Report
              for the NWQ Portfolios                          PEA#47

        F.    Consent of Independent Accountants              PEA#48

        G.    Consent of Independent Accountants              Filed herewith.

12.     Other Financial Statements
        A.    1996 Annual Reports                             PEA#43

13.     Agreements relating to Initial
        Capital
        A.    Purchase Agreement                              Pre EA

14.     Model Retirement Plans                                Not Applicable


                                                          INCORPORATED BY
        EXHIBIT                                      REFERENCE TO (LOCATION):
        -------                                      ------------------------

   15.  12b-1 Plans
        A.  Form of Distribution Plan                   PEA #28
        B.  Form of Selling Dealer Agreement            PEA #28
        C.  Form of Shareholder Services Plan           PEA #28
        D.  Form of Service Agreement
            (12b-1 Plan)                                PEA #28
        E.  Form of Service Agreement
            (Shareholder Services Plan)                 PEA #28

   16.  Performance Quotation Schedules
        for the period ended:

        A.  October 31, 1996                            PEA#43
        B.  October 31, 1996 (for McKee Portfolios)     PEA#44
        C.  October 31, 1996 (for TS&W Portfolios)      PEA#45
        D.  October 31, 1996 (for Rice, Hall, James
            Small Cap Portfolio) and April 30, 1997
            (for Rice, Hall, James Small/Mid Cap
            Portfolio)                                  PEA#46
        E.  October 31, 1996 (for NWQ Portfolios)       PEA#47
        F.  April 30, 1997 (for C&B Equity Portfolio
            for Taxable Investors)                      PEA#48
        G.  April 30, 1997 (for Sterling Partners'
            Small Cap Value Portfolio)                  PEA#48


   18.  Rule 18f-3 Multiple Class Plan                  PEA #36


   24.  Powers of Attorney                              PEA #5, PEA #8, PEA#35
                                                        PEA#48

   27.  Financial Data Schedules
        for the period ended:

        A.  October 31, 1996                            PEA #43
        B.  October 31, 1996 (for McKee Portfolios)     PEA #44
        C.  October 31, 1996 (for TS&W Portfolios)      PEA #45
        D.  October 31, 1996 (for Rice, Hall, James
            Small Cap Portfolio) and April 30, 1997
            (for Rice, Hall, James Small/Mid Cap
            Portfolio)                                  PEA#46
        E.  October 31, 1996 (for NWQ Portfolios)       PEA#47
        F.  April 30, 1997 (for C&B Equity Portfolio
            for Taxable Investors)                      PEA#48
        G.  April 30, 1997 (for Sterling Partners'
            Small Cap Value Portfolio)                  PEA#48


   ITEM 26. NUMBER OF HOLDERS OF SECURITIES (MAY 30, 1997).

        Acadian Emerging Markets Portfolio Institutional Class
         Shares...................................................            39
        Acadian International Equity Portfolio Institutional
         Class Shares.............................................            16
        C&B Balanced Portfolio Institutional Class Shares.........            49
        C&B Equity Portfolio Institutional Class Shares...........           192
        C&B Equity Portfolio for Taxable Investors Institutional
         Class Shares.............................................            12
        DSI Disciplined Value Portfolio Institutional Class Shares            81
        DSI Disciplined Value Portfolio Institutional Service
         Class Shares.............................................             2
        DSI Limited Maturity Bond Portfolio Institutional Class
         Shares...................................................            41
        DSI Money Market Portfolio Institutional Class Shares.....            90
        FMA Small Company Portfolio Institutional Class Shares....            55
        ICM Equity Portfolio Institutional Class Shares...........           106
        ICM Fixed Income Portfolio Institutional Class Shares.....            37
        ICM Small Company Portfolio Institutional Class Shares....           360
        McKee Domestic Equity Portfolio Institutional Class Shares            32
        McKee International Equity Portfolio Institutional Class
         Shares...................................................            40
        McKee U.S. Government Portfolio Institutional Class Shares            29
        NWQ Balanced Portfolio Institutional Class Shares.........            22
        NWQ Balanced Portfolio Institutional Service Class Shares.            22
        NWQ Value Equity Portfolio Institutional Class Shares.....            28
        Rice, Hall, James Small Cap Portfolio Institutional Class
         Shares...................................................           365
        Rice, Hall, James Small/Mid Cap Portfolio Institutional
         Class Shares.............................................            85
        SAMI Preferred Stock Income Portfolio Institutional Class
         Shares...................................................            29
        Sirach Equity Portfolio Institutional Class Shares........            41
        Sirach Fixed Income Portfolio Institutional Class Shares..            47
        Sirach Growth Portfolio Institutional Class Shares........           137
        Sirach Growth Portfolio Institutional Service Class Shares            13
        Sirach Short-Term Reserves Portfolio Institutional Class
         Shares...................................................            34
        Sirach Special Equity Portfolio Institutional Class Shares           192
        Sirach Special Equity Portfolio Institutional Service
         Class Shares.............................................             8
        Sirach Strategic Balanced Portfolio Institutional Class
         Shares...................................................            76
        Sirach Strategic Balanced Portfolio Institutional Service
         Class Shares.............................................             3
        Sterling Partners' Balanced Portfolio Institutional Class
         Shares...................................................           138
        Sterling Partners' Equity Portfolio Institutional Class
         Shares...................................................           115
        Sterling Partners' Short-Term Fixed Income Portfolio
         Institutional Class Shares...............................            32
        Sterling Partners' Small Cap Portfolio Institutional
         Class Shares.............................................            85
        TS&W Equity Portfolio Institutional Class Shares..........           264
        TS&W Fixed Income Portfolio Institutional Class Shares....           171
        TS&W International Equity Portfolio Institutional Class
         Shares...................................................           387
        C&B Mid Cap Equity Portfolio Institutional Class Shares*..             0
        McKee Small Cap Equity Portfolio Institutional Class
         Shares*..................................................             0
        NWQ Value Equity Portfolio Institutional Service Class
         Shares *.................................................             0
        Sirach Equity Portfolio Institutional Service Class
         Shares*..................................................             0
        Sterling Partners' Balanced Portfolio Institutional
         Service Class Shares*....................................             0
        Sterling Partners' Equity Portfolio Institutional Service
         Class Shares*............................................             0
        Sterling Partners' Short-Term Fixed Income Portfolio
         Institutional Service Class Shares*......................             0
        TS&W Balanced Portfolio Institutional Class Shares*.......             0

                                                                   -------
        TOTAL....................................................  3,473

        * Portfolio has been authorized for sale of shares but has yet to begin operations.

   ITEM 27. INDEMNIFICATION

        Reference is made to Article NINTH of the Registrant's Articles of Incorporation, which was filed as Exhibit No. 1 to the Registrant's initial registration statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

        Reference is made to the captions "Investment Adviser" and "Administrative Services" in the Prospectuses constituting Part A of this Registration Statement and "Management of the Fund" and "Investment Adviser" in Part B of this Registration Statement.

        Acadian Asset Management, Inc.

        Listed below are the executive officers and directors of Acadian Asset Management, Inc. ("AAM"). The business address of AAM is Two International Place - 26th Floor, Boston, Massachusetts 02110. No officer or director of AAM has any other affiliation with the Registrant.

             Dr. Gary L. Bergstrom, President and Director
             Ronald D. Frashure, Executive Vice President and Director John R. Chisholm, Senior Vice President
             Stella M. Hammond, Senior Vice President
             Churchill G. Franklin, Senior Vice President
             Richard O. Michaud, Senior Vice President
             Matthew V. Pierce, Senior Vice President
             James W. Graves, Senior Vice President

        Cooke & Bieler, Inc.

        Listed below are the executive officers and directors of Cooke & Bieler, Inc. ("C&B"). The business address of C&B is 1700 Market Street, Philadelphia, Pennsylvania 19103. No officer or Director of C&B has any other affiliation with the Registrant.

             James C. A. McClennon, Partner and Director
             Robert B. Arthur, Partner and Director
             Walter W. Grant, Partner and Director
             Charles E. Haldeman, Partner and Director
             John J. Medveckis, Partner and Director

             Russell G. Redenbaug, Partner and Director
             Ronald D. Henrikisen, Director
             Robert R. Glauber, Director
             R. James O'Neil, Vice President
             Bruce A. Smith, Vice President
             Peter A. Thompson, Vice President
             Kermit S. Eck, Vice President
             Michael M. Meyer, Vice President

        Dewey Square Investors Corporation

        Listed below are the executive officers and directors of Dewey Square Investors Corporation ("DSI"). The business address of DSI is One Financial Center, Boston, Massachusetts 02111. Mr. Whitman is a director of the Registrant. No other officer or director of DSI has any other affiliation with the Registrant.

             Peter M. Whitman, Jr., President
             Ronald L. McCullough, Vice President
             G.A. David Gray, Vice President
             Eva S. Dewitz, Vice President
             Marilyn R. Stegner, Secretary and Treasurer

        Fiduciary Management Associates, Inc.

        Listed below are the executive officers and directors of Fiduciary Management Associates, Inc. ("FMA"). The business address of FMA is 55 West Monroe Street, Suite No. 2550, Chicago, Illinois 60603. No officer or director of FMA has any other affiliation with the Registrant.

             Robert F. Carr III, Director, Chairman and Secretary
             Patricia A. Falkowski, President & Chief Investment Officer Robert W. Thornburgh, Jr., Executive Vice President and Treasurer Philip E. Arnold, Chairman of Executive Committee
             Lloyd J. Spicer, Senior Vice President
             Albert W. Gustafson, Senior Vice President

        Investment Counselors of Maryland, Inc.

        Listed below are the executive officers and directors of Investment Counselors of Maryland, Inc. ("ICM"). The business address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. No officer or director of ICM has any other affiliation with the Registrant.

             Craig Lewis, Principal and Director
             Linda W. McCleary, Principal and Director
             Robert D. McDorman, Jr., Principal and Director Stephen T. Scott, Principal and Director
             David E. Nelson, Principal and Director
             Paul L. Borssuck, Principal
             Charles W. Neuhauser, Senior Vice President
             Daniel O. Shackelford, Senior Vice President
             Robert F. Boyd, Executive Vice President

        C.S. McKee & Company, Inc.

        Listed below are the executive officers and directors of C.S. McKee & Company, Inc. ("C.S. McKee"). The business address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. No officer or director of C.S. McKee has any other affiliation with the Registrant.

             Charles E. Jacobs, Chairman
             James H. Hanes, President and Director
             Joseph F. Bonomo, Jr., Senior Vice President
             Walter C. Bean, Senior Vice President
             William J. Andrews, Vice President
             Kathryn J. Murin, Senior Vice President
             Joseph A. Murvar, Portfolio Manager
             Malcolm G. Nimick, Portfolio Manager
             Norman S. Allan, Senior Vice President
             Bradford J. Hanes, Assistant Vice President
             Lloyd F. Stamy, Jr., Senior Vice President
             William Vescio, Vice President
             Susan A. Darragh, Treasurer

        NWQ Investment Management Company

        Listed below are the executive officers and directors of NWQ Investment Management Company, Inc. ("NWQ"). The business address of NWQ is 2049 Century Park East - 4th Floor, Los Angeles, California 90067. No officer or director of NWQ has any other affiliation with the Registrant.

             David A. Polak, President and Director
             Edward C. Friedel, Jr., Director and Managing Director
             James P. Owen, Managing Director
             James H. Galbreath, Director and Managing Director
             Mary-Gene Slaven, Clerk, CFO, COO and Managing Director Michael C. Mendez, Managing Director
             Phyllis G. Thomas, Managing Director
             Paul R. Guastamacchio, Vice President and Portfolio Manager Martin Pollack, Vice President and Portfolio Manager
             Thomas J. Laird, Vice President and Portfolio Manager
             Justin T. Clifford, Vice President
             Jeffrey M. Cohen, Vice President and Portfolio Manager
             Karen S. McCue, Vice President and Director of Institutional
               Marketing
             Ronald R. Sternal, Vice President
             Ronald R. Halverson, Vice President
             Kathy Seraff, Vice President

        Rice, Hall, James & Associates

        Listed below are the executive officers and directors of Rice, Hall, James & Associates ("RHJ"). The business address of RHJ is 600 West Broadway, Suite 1000, San Diego, California 92101. No officer or director of RHJ has any other affiliation with the Registrant.

             Samuel R. Trozzo, Chairman and Portfolio Manager
             Thomas W. McDowell, Director, President, Chief Executive Officer and Portfolio Manager

             Walter H. Beck, Director and Partner
             Charles G. King, Partner and Portfolio Manager
             Gary S. Rice, Partner and Portfolio Manager
             David P. Tessmer, Director, Partner and Portfolio Manager Timothy A. Todaro, Partner and Portfolio Manager
             Mitchell S. Little, Partner
             Michelle P. Connell, Partner and Portfolio Manager
             James Dickinson, Partner and Portfolio Manager
             Patricia A. Urbonya, Partner and Operations Manager

        Sirach Capital Management, Inc.

        Listed below are the executive officers and directors of Sirach Capital Management, Inc. ("Sirach"). The business address of Sirach is 3323 One Union Square, 600 University Street, Seattle, Washington 98101. No officer or director of Sirach has any other affiliation with the Registrant.

             George B. Kauffman, Chairman of the Board and Director William B. Sanders, President and Director
             Thomas Gillespie, Vice President and Director
             Harvey G. Bateman, Treasurer and Director
             Barry E. Fetterman, Secretary and Director

        Spectrum Asset Management, Inc.

        Listed below are the executive officers and directors of Spectrum Asset Management, Inc. ("SAMI"). The business address of SAMI is 4 High Ridge Park, Stamford, Connecticut 06905. No officer or director of SAMI has any other affiliation with the Registrant.

             Scott T. Fleming, Chairman of the Board and Chief Financial Officer Mark A. Lieb, Director, President and Chief Executive Officer Bernard M. Sussman, Senior Vice President
             L. Phillip Jacoby, IV, Vice President - Portfolio Management Margaret S. Gilliland, Vice President
             Patrick G. Hurley, Hedge Manager

        Sterling Capital Management Company

        Listed below are the executive officers and directors of Sterling Capital Management Company ("Sterling"). The business address of Sterling is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28246. No officer or director of Sterling has any other affiliation with the Registrant.

             W. Olin Nisbet, III, Chairman and Chief Executive Officer Mark W. Whalen, President and Director
             David M. Ralston, Executive Vice President, Chief Investment Officer and Director
             J. Calvin Rivers, Jr., Executive Vice President and Director Harry F. Wolfe, Jr., Senior Vice President
             Alexander W. McAlister, Senior Vice President
             James R. Norris, Senior Vice President
             Brian R. Walton, Senior Vice President
             Eduardo A. Brea, Vice President
             Mary D. Chaney, Vice President, Secretary and Treasurer Rebecca G. Douglass, Vice President

             K. Lee Carter, Vice President
             Mary Weeks Fountain, Vice President
             Esther L. Glenn, Vice President
             Robert W. Bridges, Vice President
             Anthony T. Corallo, Vice President

        Thompson, Siegel & Walmsley, Inc.

        Listed below are the executive officers and directors of Thompson, Siegel and Walmsley, Inc. ("TS&W"). The business address of TS&W is 5000 Monument Avenue, Richmond, Virginia 23230. No officer or director of TS&W has any other affiliation with the Registrant.

             John T. Siegel, President, Treasurer and Director
             Matthew G. Thompson, Senior Vice President and Director
             S. Pierce Walmsley, IV, Senior Vice President and Director Kathleen M. Blanton, Vice President
             Lori N. Anderson, Vice President
             Charles A. Gomer, III, Vice President
             Paul A. Ferwerda, Vice President
             Peter D. Hartman, Vice President
             G.D. Rothenberg, Vice President
             Horace P. Whitworth, II, Vice President and Secretary Elizabeth Cabell Jennings, Vice President
             Alan C. Ashworth, Vice President

        AAM, C&B, DSI, FMA, ICM, C.S. McKee, NWQ, RHJ, Sirach, SAMI, Sterling and TS&W are each wholly-owned affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation acquiring and owning firms engaged primarily in institutional investment management.

   ITEM 29. PRINCIPAL UNDERWRITERS

        (a) UAM Fund Distributors, Inc., (the "Distributor") the firm which acts as sole distributor of the Registrant's shares, also acts as distributor for UAM Funds Trust (formerly The Regis Fund II), Analytic Optioned Equity Fund, Inc. and The Analytic Series Fund, Inc.

        (b) The information required with respect to each Director and officer of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

        (c)  Not applicable.

   ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

        The books, accounts and other documents required by Section 3(a) under the Investment Company Act of 1940, as amended (the "1940 Act") and rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank (The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245.)

   ITEM 31.  MANAGEMENT SERVICES

        Not applicable.

   ITEM 32.  UNDERTAKINGS

        (a)  Not applicable

        (b)  (i)   Registrant undertakes to file a post-effective amendment
   containing reasonably current financial statements, which need not be certified, for the Sirach Bond Portfolio within four to six months of the effective date of such Portfolio or the commencement of operations of the Portfolio, whichever is later.

             (ii) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the NWQ Special Equity Portfolio and NWQ Small Cap Value Portfolio within four to six months of the effective date of such Portfolios or the commencement of operations of the Portfolios, whichever is later.

             (iii) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the TS&W Balanced Portfolio within four to six months of the effective date of such Portfolio or the commencement of operations of the Portfolio, whichever is later.

             (iv) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the McKee Small Cap Equity Portfolio within four to six months of the effective date of such Portfolio or the commencement of operations of the Portfolio, whichever is later.

             (v) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the C & B Mid Cap Equity Portfolio within four to six months of the commencement of operations of the Portfolio.

             (vi) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the DSI Balanced Portfolio Institutional Class Shares within four to six months of the commencement of operations of the Portfolio.


        (c) Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of Directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a Director and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

        (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Boston and Commonwealth of Massachusetts on the 8th day of August, 1997.

                                                         UAM FUNDS, INC.

                                                                  *
                                                         -------------------
                                                         Norton H. Reamer
                                                         Chairman and President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


                 *             ,Chairman and President      August 8, 1997
      -------------------------
      Norton H. Reamer


                 *            , Director                    August 8, 1997
      ------------------------
      John T. Bennett, Jr.


                 *             , Director                   August 8, 1997
      -------------------------
      Nancy J. Dunn


                 *             , Director                   August 8, 1997
      -------------------------
      Philip D. English


                 *             , Director                   August 8, 1997
      -------------------------
      William A. Humenuk


                 *             , Director                   August 8, 1997
      -------------------------
      Peter M. Whitman, Jr.


                 *             , Director                   August 8, 1997
      -------------------------
      Charles H. Salisbury


      /s/ Gary L. French       , Treasurer and Principal    August 8, 1997
      -------------------------  Financial and Accounting
      Gary L. French             Officer


      /s/ Karl O. Hartmann                                  August 8, 1997
      -------------------------
      * Karl O. Hartmann
      (Attorney-in-Fact)


                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)


                          FILE NOS. 811-5683/33-25355


                       POST-EFFECTIVE AMENDMENT #49

                                 EXHIBIT INDEX



Exhibit No.                  Description
-----------                  -----------
EX-1                         Articles Supplementary

EX-4                         Form of Specimen of Securities

EX-5                         Form of Investment Advisory Agreement

EX-6 (C)                     Distribution Agreement between UAM Fund
                             Distributors, Inc. and UAM Funds, Inc.

EX-9 (B)                     Mutual Funds Service Agreement between UAM Fund
                             Services, Inc. and Chase Global Funds Services
                             Company
EX-11                        Consent of Independent Accountants